Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond	0.375%	4/30/25	600	602
	United States Treasury Note/Bond	0.625%	5/15/30	1,150	1,146
Total U.S. Government and Agency Obligations (Cost $1,747)					1,748
Corporate Bonds (99.1%)
Finance (35.1%)
	Banking (24.4%)
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,119
	Ally Financial Inc.	8.000%	11/1/31	3,000	3,784
	American Express Co.	4.200%	11/6/25	26,282	30,037
	American Express Co.	3.125%	5/20/26	6,041	6,600
	American Express Credit Corp.	3.300%	5/3/27	32,936	36,403
	Associated Banc-Corp	4.250%	1/15/25	500	515
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,082	13,539
	Banco Santander SA	5.179%	11/19/25	18,415	20,087
	Banco Santander SA	4.250%	4/11/27	22,170	23,853
	Banco Santander SA	3.800%	2/23/28	25,845	27,028
	Banco Santander SA	4.379%	4/12/28	23,900	26,131
	Banco Santander SA	3.306%	6/27/29	7,841	8,242
	Banco Santander SA	3.490%	5/28/30	5,000	5,120
	Bank of America Corp.	3.875%	8/1/25	5,927	6,647
1	Bank of America Corp.	3.093%	10/1/25	4,208	4,476
	Bank of America Corp.	4.450%	3/3/26	35,180	39,383
	Bank of America Corp.	3.500%	4/19/26	34,517	38,186
	Bank of America Corp.	6.220%	9/15/26	3,874	4,658
	Bank of America Corp.	4.250%	10/22/26	47,362	52,942
1	Bank of America Corp.	3.559%	4/23/27	45,649	49,869
	Bank of America Corp.	3.248%	10/21/27	53,601	58,464
	Bank of America Corp.	4.183%	11/25/27	40,494	45,398
1	Bank of America Corp.	3.824%	1/20/28	46,179	50,970
1	Bank of America Corp.	3.705%	4/24/28	38,227	42,047
1	Bank of America Corp.	3.593%	7/21/28	51,430	56,490
1	Bank of America Corp.	3.419%	12/20/28	98,196	106,758
1	Bank of America Corp.	3.970%	3/5/29	55,624	62,567
1	Bank of America Corp.	4.271%	7/23/29	64,660	74,406
1	Bank of America Corp.	3.974%	2/7/30	52,112	59,060
1	Bank of America Corp.	3.194%	7/23/30	40,945	44,022
1	Bank of America Corp.	2.884%	10/22/30	27,448	28,842
1	Bank of America Corp.	2.496%	2/13/31	63,162	64,330
1	Bank of America Corp.	2.592%	4/29/31	200	206
	Bank of Montreal	1.850%	5/1/25	7,210	7,356
1	Bank of Montreal	3.803%	12/15/32	18,792	19,403
	Bank of New York Mellon Corp.	3.950%	11/18/25	7,752	8,864
	Bank of New York Mellon Corp.	2.800%	5/4/26	26,671	29,310
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,277	9,985

Bank of New York Mellon Corp.	3.250%	5/16/27	20,749	23,145
Bank of New York Mellon Corp.	3.400%	1/29/28	15,852	17,987
1 Bank of New York Mellon Corp.	3.442%	2/7/28	8,632	9,677
Bank of New York Mellon Corp.	3.850%	4/28/28	1,281	1,525
Bank of New York Mellon Corp.	3.000%	10/30/28	9,439	10,111
Bank of New York Mellon Corp.	3.300%	8/23/29	9,796	10,798
Bank of Nova Scotia	4.500%	12/16/25	21,634	24,203
Bank of Nova Scotia	2.700%	8/3/26	26,483	28,257
Bank One Corp.	7.625%	10/15/26	11,318	14,848
Bank One Corp.	8.000%	4/29/27	16,221	21,983
BankUnited Inc.	4.875%	11/17/25	7,225	7,742
Barclays plc	3.650%	3/16/25	89	95
Barclays plc	4.375%	1/12/26	37,306	40,991
Barclays plc	5.200%	5/12/26	36,728	40,241
Barclays plc	4.337%	1/10/28	26,174	28,360
Barclays plc	4.836%	5/9/28	34,890	37,547
1 Barclays plc	4.972%	5/16/29	22,437	25,515
1 Barclays plc	5.088%	6/20/30	18,630	20,654
BNP Paribas SA	4.250%	10/15/24	1	1
BPCE SA	3.375%	12/2/26	6,585	7,234
2 BPCE SA	3.250%	1/11/28	3,975	4,237
Capital One Financial Corp.	4.200%	10/29/25	35,906	37,510
Capital One Financial Corp.	3.750%	7/28/26	27,675	28,018
Capital One Financial Corp.	3.750%	3/9/27	34,965	36,457
Capital One Financial Corp.	3.800%	1/31/28	15,323	16,064
Citigroup Inc.	4.400%	6/10/25	39,205	43,378
Citigroup Inc.	5.500%	9/13/25	19,298	22,604
Citigroup Inc.	3.700%	1/12/26	39,078	42,802
Citigroup Inc.	4.600%	3/9/26	33,236	37,291
Citigroup Inc.	3.400%	5/1/26	35,583	38,531
Citigroup Inc.	3.200%	10/21/26	24,836	26,539
Citigroup Inc.	4.300%	11/20/26	28,483	31,709
Citigroup Inc.	4.450%	9/29/27	66,164	73,592
1 Citigroup Inc.	3.887%	1/10/28	55,729	61,214
Citigroup Inc.	6.625%	1/15/28	2,195	2,858
1 Citigroup Inc.	3.668%	7/24/28	51,988	56,405
Citigroup Inc.	4.125%	7/25/28	22,432	24,566
1 Citigroup Inc.	3.520%	10/27/28	34,059	36,744
1 Citigroup Inc.	4.075%	4/23/29	37,260	41,622
1 Citigroup Inc.	3.980%	3/20/30	70,200	78,318
1 Citigroup Inc.	2.976%	11/5/30	8,338	8,666
1 Citigroup Inc.	2.666%	1/29/31	27,870	28,270
1 Citigroup Inc.	4.412%	3/31/31	60,007	69,217
Citizens Bank NA	3.750%	2/18/26	12,880	14,031
Citizens Financial Group Inc.	4.300%	12/3/25	8,641	9,401
Citizens Financial Group Inc.	2.850%	7/27/26	20,228	20,727
Citizens Financial Group Inc.	2.500%	2/6/30	7,760	7,635
Citizens Financial Group Inc.	3.250%	4/30/30	3,000	3,087
Comerica Bank	4.000%	7/27/25	5,243	5,536
Comerica Inc.	3.800%	7/22/26	159	166
Comerica Inc.	4.000%	2/1/29	10,635	11,552
Cooperatieve Rabobank UA	4.375%	8/4/25	23,578	25,809
Cooperatieve Rabobank UA	3.750%	7/21/26	20,721	22,418
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	34,510	38,910
Deutsche Bank AG	4.100%	1/13/26	340	349
Deutsche Bank AG	4.100%	1/13/26	8,578	8,531
Discover Bank	4.250%	3/13/26	10,436	11,159

Discover Bank	3.450%	7/27/26	25,270	26,126
Discover Bank	4.650%	9/13/28	17,754	19,227
Discover Bank	2.700%	2/6/30	7,200	6,822
Discover Financial Services	3.950%	11/6/24	7	7
Discover Financial Services	4.500%	1/30/26	11,082	11,858
Discover Financial Services	4.100%	2/9/27	16,637	17,097
Fifth Third Bancorp	3.950%	3/14/28	13,791	15,438
Fifth Third Bank	3.950%	7/28/25	10,804	12,331
Fifth Third Bank	3.850%	3/15/26	15,395	16,560
Fifth Third Bank	2.250%	2/1/27	12,897	13,328
FirstMerit Bank NA	4.270%	11/25/26	450	478
Goldman Sachs Group Inc.	4.250%	10/21/25	38,147	42,305
Goldman Sachs Group Inc.	3.750%	2/25/26	8,382	9,171
Goldman Sachs Group Inc.	3.500%	11/16/26	20,903	22,496
Goldman Sachs Group Inc.	5.950%	1/15/27	19,004	23,094
Goldman Sachs Group Inc.	3.850%	1/26/27	63,298	69,213
1 Goldman Sachs Group Inc.	3.691%	6/5/28	47,055	51,444
1 Goldman Sachs Group Inc.	3.814%	4/23/29	56,832	62,501
1 Goldman Sachs Group Inc.	4.223%	5/1/29	56,470	63,792
Goldman Sachs Group Inc.	2.600%	2/7/30	17,772	18,062
Goldman Sachs Group Inc.	3.800%	3/15/30	49,600	54,914
HSBC Holdings plc	4.250%	8/18/25	16,667	17,830
HSBC Holdings plc	4.300%	3/8/26	44,915	50,184
HSBC Holdings plc	3.900%	5/25/26	24,294	26,599
1 HSBC Holdings plc	2.099%	6/4/26	30,000	30,020
1 HSBC Holdings plc	4.292%	9/12/26	47,118	51,963
HSBC Holdings plc	4.375%	11/23/26	35,612	38,852
1 HSBC Holdings plc	4.041%	3/13/28	54,105	58,459
1 HSBC Holdings plc	4.583%	6/19/29	50,876	57,268
HSBC Holdings plc	4.950%	3/31/30	41,010	48,599
1 HSBC Holdings plc	3.973%	5/22/30	30,215	32,965
Huntington Bancshares Inc.	2.550%	2/4/30	13,348	13,123
ING Groep NV	3.950%	3/29/27	27,473	30,371
ING Groep NV	4.550%	10/2/28	22,951	26,583
ING Groep NV	4.050%	4/9/29	11,100	12,452
JPMorgan Chase & Co.	3.875%	9/10/24	1	1
JPMorgan Chase & Co.	3.900%	7/15/25	14,354	16,059
JPMorgan Chase & Co.	3.300%	4/1/26	32,233	35,260
JPMorgan Chase & Co.	3.200%	6/15/26	44,397	48,405
JPMorgan Chase & Co.	2.950%	10/1/26	57,257	61,845
JPMorgan Chase & Co.	4.125%	12/15/26	13,033	14,882
1 JPMorgan Chase & Co.	3.960%	1/29/27	33,594	37,450
JPMorgan Chase & Co.	4.250%	10/1/27	38,392	43,895
JPMorgan Chase & Co.	3.625%	12/1/27	34,219	37,384
1 JPMorgan Chase & Co.	3.782%	2/1/28	52,588	58,050
1 JPMorgan Chase & Co.	3.540%	5/1/28	44,053	48,083
1 JPMorgan Chase & Co.	2.182%	6/1/28	20,000	20,100
1 JPMorgan Chase & Co.	3.509%	1/23/29	51,879	56,426
1 JPMorgan Chase & Co.	4.005%	4/23/29	50,978	57,480
1 JPMorgan Chase & Co.	4.203%	7/23/29	49,476	56,446
1 JPMorgan Chase & Co.	4.452%	12/5/29	48,162	56,238
1 JPMorgan Chase & Co.	3.702%	5/6/30	50,266	55,825
1 JPMorgan Chase & Co.	2.739%	10/15/30	47,836	49,728
1 JPMorgan Chase & Co.	4.493%	3/24/31	38,620	45,947
1 JPMorgan Chase & Co.	2.522%	4/22/31	15,700	16,047
1 JPMorgan Chase & Co.	2.956%	5/13/31	35,000	36,008
KeyBank NA	3.300%	6/1/25	16,420	18,036

KeyBank NA	3.400%	5/20/26	12,126	12,764
KeyBank NA	6.950%	2/1/28	5,104	6,314
KeyBank NA	3.900%	4/13/29	6,935	7,380
KeyCorp	4.150%	10/29/25	11,775	13,002
KeyCorp	2.250%	4/6/27	17,406	17,296
KeyCorp	4.100%	4/30/28	5,987	6,635
KeyCorp	2.550%	10/1/29	10,840	10,705
Lloyds Banking Group plc	4.582%	12/10/25	28,535	30,881
Lloyds Banking Group plc	4.650%	3/24/26	24,226	26,529
Lloyds Banking Group plc	3.750%	1/11/27	13,923	14,871
Lloyds Banking Group plc	4.375%	3/22/28	40,804	45,651
Lloyds Banking Group plc	4.550%	8/16/28	14,691	16,905
1 Lloyds Banking Group plc	3.574%	11/7/28	23,354	24,773
Manufacturers & Traders Trust Co.	3.400%	8/17/27	10,774	11,636
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,844	6,440
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	18,115	19,170
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	20,089	22,009
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	14,981	16,116
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	31,076	34,910
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	15,254	17,428
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	35,599	39,285
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	44,045	47,382
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	19,101	19,559
1 Mizuho Financial Group Inc.	2.226%	5/25/26	16,808	17,025
Mizuho Financial Group Inc.	2.839%	9/13/26	9,930	10,462
Mizuho Financial Group Inc.	3.663%	2/28/27	9,140	9,881
Mizuho Financial Group Inc.	3.170%	9/11/27	19,232	20,131
Mizuho Financial Group Inc.	4.018%	3/5/28	22,824	25,492
1 Mizuho Financial Group Inc.	4.254%	9/11/29	10,126	11,554
1 Mizuho Financial Group Inc.	3.153%	7/16/30	13,177	13,886
1 Mizuho Financial Group Inc.	2.869%	9/13/30	11,440	11,928
Morgan Stanley	4.000%	7/23/25	31,733	35,470
Morgan Stanley	5.000%	11/24/25	19,430	22,366
Morgan Stanley	3.875%	1/27/26	64,051	72,060
Morgan Stanley	3.125%	7/27/26	47,978	51,998
Morgan Stanley	6.250%	8/9/26	18,612	23,339
Morgan Stanley	4.350%	9/8/26	51,309	57,807
Morgan Stanley	3.625%	1/20/27	52,424	58,057
Morgan Stanley	3.950%	4/23/27	39,866	44,387
1 Morgan Stanley	3.591%	7/22/28	59,787	65,739
1 Morgan Stanley	3.772%	1/24/29	47,760	53,381
1 Morgan Stanley	4.431%	1/23/30	39,700	46,422
1 Morgan Stanley	2.699%	1/22/31	63,015	65,284
1 Morgan Stanley	3.622%	4/1/31	41,100	45,640
National Australia Bank Ltd.	3.375%	1/14/26	13,145	14,437
National Australia Bank Ltd.	2.500%	7/12/26	20,308	21,366
Northern Trust Corp.	3.950%	10/30/25	10,568	12,103
Northern Trust Corp.	3.650%	8/3/28	9,785	11,106
Northern Trust Corp.	3.150%	5/3/29	7,163	7,956
Northern Trust Corp.	1.950%	5/1/30	3,000	3,079
1 Northern Trust Corp.	3.375%	5/8/32	6,428	6,717
PNC Bank NA	3.300%	10/30/24	1	1
PNC Bank NA	3.250%	6/1/25	15,974	17,531
PNC Bank NA	4.200%	11/1/25	18,317	21,085
PNC Bank NA	3.100%	10/25/27	21,078	23,135
PNC Bank NA	3.250%	1/22/28	12,926	14,313
PNC Bank NA	4.050%	7/26/28	28,777	33,006

	PNC Bank NA	2.700%	10/22/29	9,634	10,129
	PNC Financial Services Group Inc.	2.600%	7/23/26	8,317	8,979
	PNC Financial Services Group Inc.	3.150%	5/19/27	18,224	19,957
	PNC Financial Services Group Inc.	3.450%	4/23/29	18,357	20,692
	PNC Financial Services Group Inc.	2.550%	1/22/30	26,025	27,584
	Royal Bank of Canada	4.650%	1/27/26	25,201	29,007
	Royal Bank of Scotland Group plc	4.800%	4/5/26	13,902	15,634
1	Royal Bank of Scotland Group plc	3.073%	5/22/28	20,000	20,389
1	Royal Bank of Scotland Group plc	4.892%	5/18/29	22,035	25,116
1	Royal Bank of Scotland Group plc	5.076%	1/27/30	29,900	34,776
1	Royal Bank of Scotland Group plc	4.445%	5/8/30	29,325	33,097
	Santander Holdings USA Inc.	4.500%	7/17/25	16,443	17,403
	Santander Holdings USA Inc.	3.244%	10/5/26	10,972	11,013
	Santander Holdings USA Inc.	4.400%	7/13/27	30,199	31,575
1	Santander UK Group Holdings plc	3.823%	11/3/28	14,132	15,080
	State Street Corp.	3.550%	8/18/25	31,926	35,995
	State Street Corp.	2.650%	5/19/26	11,912	12,775
1	State Street Corp.	4.141%	12/3/29	7,500	8,704
	State Street Corp.	2.400%	1/24/30	9,660	10,270
1,2 State Street Corp.		3.152%	3/30/31	8,800	9,730
1	State Street Corp.	3.031%	11/1/34	5,940	6,108
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,650	5,079
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	25,526	28,293
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	23,374	24,452
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	27,230	29,166
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	32,926	35,413
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	18,875	20,216
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	14,075	15,124
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,055	15,309
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	19,055	21,365
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,135	8,195
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	31,233	33,204
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	12,205	12,644
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	22,200	22,977
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	19,858	20,410
	SVB Financial Group	3.500%	1/29/25	3,640	3,802
	Synchrony Financial	4.500%	7/23/25	16,269	16,391
	Synchrony Financial	3.700%	8/4/26	13,200	12,707
	Synchrony Financial	3.950%	12/1/27	17,660	16,889
	Synchrony Financial	5.150%	3/19/29	11,462	11,793
1	Toronto-Dominion Bank	3.625%	9/15/31	19,806	21,415
	Truist Bank	3.625%	9/16/25	16,673	18,249
	Truist Bank	4.050%	11/3/25	6,867	7,875
	Truist Bank	3.300%	5/15/26	16,591	17,627
	Truist Bank	3.800%	10/30/26	13,764	15,047
	Truist Bank	2.250%	3/11/30	25,119	24,803
	Truist Financial Corp.	2.850%	10/26/24	1	1
	Truist Financial Corp.	3.700%	6/5/25	8,677	9,675
	Truist Financial Corp.	3.875%	3/19/29	15,717	16,970
	US Bancorp	3.950%	11/17/25	27,930	31,761
	US Bancorp	3.100%	4/27/26	12,521	13,457
	US Bancorp	2.375%	7/22/26	27,443	29,306
	US Bancorp	3.150%	4/27/27	16,972	18,754
	US Bancorp	3.900%	4/26/28	6,911	8,097
	US Bancorp	3.000%	7/30/29	12,845	13,745
	Wachovia Corp.	7.574%	8/1/26	3,619	4,564
	Webster Financial Corp.	4.100%	3/25/29	4,958	5,310

Wells Fargo & Co.	3.550%	9/29/25	23,073	25,320
1 Wells Fargo & Co.	2.164%	2/11/26	11,790	11,924
Wells Fargo & Co.	3.000%	4/22/26	69,106	73,963
Wells Fargo & Co.	4.100%	6/3/26	56,748	62,200
Wells Fargo & Co.	3.000%	10/23/26	69,329	73,931
1 Wells Fargo & Co.	3.196%	6/17/27	50,583	53,687
Wells Fargo & Co.	4.300%	7/22/27	26,396	29,586
1 Wells Fargo & Co.	3.584%	5/22/28	47,058	51,064
Wells Fargo & Co.	4.150%	1/24/29	33,001	37,690
1 Wells Fargo & Co.	2.879%	10/30/30	88,175	91,361
1 Wells Fargo & Co.	2.572%	2/11/31	47,473	47,993
1 Wells Fargo & Co.	4.478%	4/4/31	24,215	28,318
Westpac Banking Corp.	2.850%	5/13/26	19,266	20,877
Westpac Banking Corp.	2.700%	8/19/26	19,527	20,892
Westpac Banking Corp.	3.350%	3/8/27	15,482	17,171
Westpac Banking Corp.	3.400%	1/25/28	12,022	13,251
Westpac Banking Corp.	2.650%	1/16/30	16,607	17,616
1 Westpac Banking Corp.	4.322%	11/23/31	25,435	27,438
Westpac Banking Corp.	4.110%	7/24/34	23,795	25,601
Wintrust Financial Corp.	4.850%	6/6/29	2,108	2,230
Zions Bancorp NA	3.250%	10/29/29	11,230	10,689

Brokerage (1.4%)
Affiliated Managers Group Inc.	3.500%	8/1/25	6,866	7,372
Ameriprise Financial Inc.	2.875%	9/15/26	14,566	15,701
BlackRock Inc.	3.200%	3/15/27	15,450	17,352
BlackRock Inc.	3.250%	4/30/29	12,942	14,652
BlackRock Inc.	2.400%	4/30/30	12,722	13,648
Brookfield Finance Inc.	4.250%	6/2/26	7,294	7,827
Brookfield Finance Inc.	3.900%	1/25/28	14,878	15,751
Brookfield Finance Inc.	4.850%	3/29/29	12,950	14,376
Brookfield Finance Inc.	4.350%	4/15/30	12,160	13,277
Cboe Global Markets Inc.	3.650%	1/12/27	8,879	9,581
Charles Schwab Corp.	3.850%	5/21/25	2,863	3,254
Charles Schwab Corp.	3.450%	2/13/26	5,660	6,180
Charles Schwab Corp.	3.200%	3/2/27	10,604	11,596
Charles Schwab Corp.	3.200%	1/25/28	11,214	12,260
Charles Schwab Corp.	4.000%	2/1/29	10,402	12,061
Charles Schwab Corp.	3.250%	5/22/29	9,299	10,247
Charles Schwab Corp.	4.625%	3/22/30	5,825	7,153
CME Group Inc.	3.750%	6/15/28	8,912	10,600
E*TRADE Financial Corp.	3.800%	8/24/27	7,239	7,792
E*TRADE Financial Corp.	4.500%	6/20/28	6,904	7,769
Eaton Vance Corp.	3.500%	4/6/27	5,358	5,674
Intercontinental Exchange Inc.	3.750%	12/1/25	23,647	26,778
Intercontinental Exchange Inc.	3.100%	9/15/27	7,240	7,872
Intercontinental Exchange Inc.	3.750%	9/21/28	7,591	8,659
Invesco Finance plc	3.750%	1/15/26	9,918	10,583
Janus Capital Group Inc.	4.875%	8/1/25	4,715	5,159
Jefferies Group LLC	4.850%	1/15/27	18,745	20,077
Jefferies Group LLC	6.450%	6/8/27	5,846	6,676
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	11,545	11,601
Lazard Group LLC	3.625%	3/1/27	9,952	9,899
Lazard Group LLC	4.500%	9/19/28	9,108	9,696
Lazard Group LLC	4.375%	3/11/29	2,731	2,909
Legg Mason Inc.	4.750%	3/15/26	7,966	8,428

Nasdaq Inc.	3.850%	6/30/26	8,902	9,734
Nomura Holdings Inc.	3.103%	1/16/30	29,704	29,897
Raymond James Financial Inc.	3.625%	9/15/26	9,062	9,641
Raymond James Financial Inc.	4.650%	4/1/30	7,998	9,204
Stifel Financial Corp.	4.000%	5/15/30	6,535	6,695
TD Ameritrade Holding Corp.	3.300%	4/1/27	18,870	20,728
TD Ameritrade Holding Corp.	2.750%	10/1/29	7,534	8,014

Finance Companies (0.7%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	9,763	8,273
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	19,224	15,942
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	203	170
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	9,407	8,092
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	7,987	6,657
Air Lease Corp.	3.250%	3/1/25	2,283	2,095
Air Lease Corp.	3.750%	6/1/26	1,583	1,439
Air Lease Corp.	3.625%	4/1/27	12,244	10,897
Air Lease Corp.	3.625%	12/1/27	11,082	9,724
Air Lease Corp.	4.625%	10/1/28	6,427	5,784
Air Lease Corp.	3.250%	10/1/29	10,177	8,498
Air Lease Corp.	3.000%	2/1/30	10,260	8,631
Aircastle Ltd.	4.250%	6/15/26	10,928	8,305
Ares Capital Corp.	3.250%	7/15/25	9,418	8,512
GATX Corp.	3.250%	9/15/26	5,645	5,794
GATX Corp.	3.850%	3/30/27	8,438	8,631
GATX Corp.	3.500%	3/15/28	4,852	4,790
GATX Corp.	4.550%	11/7/28	6,945	7,330
GATX Corp.	4.700%	4/1/29	3,866	4,212
2 GE Capital Funding LLC	4.050%	5/15/27	10,310	10,597
2 GE Capital Funding LLC	4.400%	5/15/30	22,095	22,949
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	30,675	31,041
Owl Rock Capital Corp.	3.750%	7/22/25	8,174	7,517
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1	1

Insurance (4.1%)
ACE Capital Trust II	9.700%	4/1/30	1,777	2,532
1 Aegon NV	5.500%	4/11/48	13,230	13,825
Aflac Inc.	2.875%	10/15/26	7,874	8,596
Aflac Inc.	3.600%	4/1/30	14,010	16,040
Alleghany Corp.	3.625%	5/15/30	6,335	6,594
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	7,574	7,498
Allstate Corp.	3.280%	12/15/26	7,968	8,862
American Equity Investment Life Holding Co.	5.000%	6/15/27	6,981	6,894
American Financial Group Inc.	3.500%	8/15/26	7,135	7,347
American Financial Group Inc.	5.250%	4/2/30	4,950	5,627
American International Group Inc.	2.500%	6/30/25	20,895	21,534
American International Group Inc.	3.750%	7/10/25	17,060	18,458
American International Group Inc.	3.900%	4/1/26	26,174	28,802
American International Group Inc.	4.200%	4/1/28	13,431	14,761
American International Group Inc.	4.250%	3/15/29	10,114	11,221
1 American International Group Inc.	5.750%	4/1/48	9,825	9,997

Anthem Inc.	2.375%	1/15/25	4	4
Anthem Inc.	3.650%	12/1/27	27,673	31,271
Anthem Inc.	4.101%	3/1/28	18,599	21,449
Anthem Inc.	2.875%	9/15/29	16,522	17,749
Anthem Inc.	2.250%	5/15/30	15,675	16,090
Aon Corp.	8.205%	1/1/27	4,681	5,477
Aon Corp.	4.500%	12/15/28	9,996	11,649
Aon Corp.	3.750%	5/2/29	11,935	13,313
Aon Corp.	2.800%	5/15/30	16,445	17,280
Aon plc	3.875%	12/15/25	12,293	13,561
Arch Capital Finance LLC	4.011%	12/15/26	8,179	8,991
Assurant Inc.	4.900%	3/27/28	5,707	6,151
Assurant Inc.	3.700%	2/22/30	1,790	1,807
Athene Holding Ltd.	4.125%	1/12/28	16,066	15,526
Athene Holding Ltd.	6.150%	4/3/30	8,000	8,705
AXIS Specialty Finance LLC	3.900%	7/15/29	8,000	8,459
1 AXIS Specialty Finance LLC	4.900%	1/15/40	5,500	5,005
AXIS Specialty Finance LLC	4.000%	12/6/27	5,720	5,983
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,800	8,016
Berkshire Hathaway Inc.	3.125%	3/15/26	47,794	53,335
Brighthouse Financial Inc.	3.700%	6/22/27	19,884	19,219
Brighthouse Financial Inc.	5.625%	5/15/30	4,900	5,093
Brown & Brown Inc.	4.500%	3/15/29	5,834	6,202
Chubb INA Holdings Inc.	3.350%	5/3/26	22,598	25,267
Cincinnati Financial Corp.	6.920%	5/15/28	5,050	6,574
CNA Financial Corp.	4.500%	3/1/26	7,045	7,702
CNA Financial Corp.	3.450%	8/15/27	9,343	9,631
CNA Financial Corp.	3.900%	5/1/29	9,189	9,468
CNO Financial Group Inc.	5.250%	5/30/25	6,075	6,591
CNO Financial Group Inc.	5.250%	5/30/29	6,340	6,562
Enstar Group Ltd.	4.950%	6/1/29	12,759	13,071
Equitable Holdings Inc.	7.000%	4/1/28	5,135	5,980
Equitable Holdings Inc.	4.350%	4/20/28	27,708	29,621
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	14,626	14,763
2 Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,735	5,748
Fidelity National Financial Inc.	4.500%	8/15/28	4,250	4,594
First American Financial Corp.	4.600%	11/15/24	2	2
First American Financial Corp.	4.000%	5/15/30	3,715	3,955
Globe Life Inc.	4.550%	9/15/28	9,273	10,116
Hanover Insurance Group Inc.	4.500%	4/15/26	4,725	5,031
Hartford Financial Services Group Inc.	2.800%	8/19/29	10,711	10,810
Humana Inc.	3.950%	3/15/27	13,119	14,665
Humana Inc.	3.125%	8/15/29	9,370	10,060
Humana Inc.	4.875%	4/1/30	3,477	4,264
Lincoln National Corp.	3.625%	12/12/26	7,945	8,553
Lincoln National Corp.	3.800%	3/1/28	9,658	10,244
Lincoln National Corp.	3.050%	1/15/30	12,011	12,045
Loews Corp.	3.750%	4/1/26	8,082	8,897
Loews Corp.	3.200%	5/15/30	6,100	6,440
Manulife Financial Corp.	4.150%	3/4/26	16,148	18,332
1 Manulife Financial Corp.	4.061%	2/24/32	13,475	13,941
Markel Corp.	3.500%	11/1/27	3,541	3,689
Markel Corp.	3.350%	9/17/29	5,565	5,722
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	10,083	11,159
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	29,660	34,909
Mercury General Corp.	4.400%	3/15/27	3,892	4,119
MetLife Inc.	3.600%	11/13/25	10,825	12,158

MetLife Inc.	4.550%	3/23/30	13,780	17,018
Munich Re America Corp.	7.450%	12/15/26	1,800	2,403
Old Republic International Corp.	3.875%	8/26/26	9,415	9,977
PartnerRe Finance B LLC	3.700%	7/2/29	7,359	7,961
Principal Financial Group Inc.	3.100%	11/15/26	11,074	11,818
Principal Financial Group Inc.	3.700%	5/15/29	7,772	8,729
Progressive Corp.	2.450%	1/15/27	10,464	10,998
Progressive Corp.	4.000%	3/1/29	7,320	8,559
Progressive Corp.	6.625%	3/1/29	1,752	2,354
Progressive Corp.	3.200%	3/26/30	9,599	10,765
Prudential Financial Inc.	1.500%	3/10/26	4,951	5,002
Prudential Financial Inc.	3.878%	3/27/28	9,379	10,559
Prudential Financial Inc.	2.100%	3/10/30	2,600	2,607
1 Prudential Financial Inc.	5.375%	5/15/45	14,198	14,482
1 Prudential Financial Inc.	4.500%	9/15/47	14,513	14,150
1 Prudential Financial Inc.	5.700%	9/15/48	17,175	18,420
Prudential plc	3.125%	4/14/30	16,160	17,090
Reinsurance Group of America Inc.	3.950%	9/15/26	7,060	7,610
Reinsurance Group of America Inc.	3.900%	5/15/29	9,679	10,170
RenaissanceRe Finance Inc.	3.450%	7/1/27	5,380	5,665
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	4,950	5,308
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	5,023	6,299
Trinity Acquisition plc	4.400%	3/15/26	9,028	10,075
UnitedHealth Group Inc.	3.750%	7/15/25	31,359	35,812
UnitedHealth Group Inc.	3.700%	12/15/25	5,488	6,273
UnitedHealth Group Inc.	3.100%	3/15/26	16,274	18,095
UnitedHealth Group Inc.	3.450%	1/15/27	14,232	16,155
UnitedHealth Group Inc.	3.375%	4/15/27	6,639	7,515
UnitedHealth Group Inc.	2.950%	10/15/27	19,404	21,596
UnitedHealth Group Inc.	3.850%	6/15/28	19,259	22,731
UnitedHealth Group Inc.	3.875%	12/15/28	15,197	18,140
UnitedHealth Group Inc.	2.875%	8/15/29	19,668	21,850
UnitedHealth Group Inc.	2.000%	5/15/30	20,575	21,206
Unum Group	4.000%	6/15/29	7,240	6,944
Voya Financial Inc.	3.650%	6/15/26	7,846	8,401
1 Voya Financial Inc.	4.700%	1/23/48	6,500	5,980
Willis North America Inc.	4.500%	9/15/28	14,022	15,977
Willis North America Inc.	2.950%	9/15/29	11,315	11,621

Other Finance (0.0%)
ORIX Corp.	3.700%	7/18/27	7,241	7,818

Real Estate Investment Trusts (4.5%)
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	8,664	9,605
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,240	7,855
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,421	2,612
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	8,020	8,791
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,279	3,786
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	4,619	4,712
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	5,115	4,810
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	8,608	8,112
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	7,278	6,332
American Homes 4 Rent LP	4.250%	2/15/28	9,048	8,915
American Homes 4 Rent LP	4.900%	2/15/29	6,200	6,324

AvalonBay Communities Inc.	3.450%	6/1/25	8,500	9,205
AvalonBay Communities Inc.	3.500%	11/15/25	6,110	6,514
AvalonBay Communities Inc.	2.950%	5/11/26	10,211	10,749
AvalonBay Communities Inc.	2.900%	10/15/26	4,601	4,836
AvalonBay Communities Inc.	3.350%	5/15/27	9,149	9,858
AvalonBay Communities Inc.	3.200%	1/15/28	7,308	7,823
AvalonBay Communities Inc.	3.300%	6/1/29	7,661	8,347
AvalonBay Communities Inc.	2.300%	3/1/30	7,048	7,161
Boston Properties LP	3.650%	2/1/26	8,571	9,169
Boston Properties LP	2.750%	10/1/26	24,972	25,640
Boston Properties LP	4.500%	12/1/28	20,869	24,039
Boston Properties LP	3.400%	6/21/29	12,729	13,370
Boston Properties LP	2.900%	3/15/30	6,594	6,692
Brandywine Operating Partnership LP	3.950%	11/15/27	10,972	10,850
Brandywine Operating Partnership LP	4.550%	10/1/29	7,050	7,194
Brixmor Operating Partnership LP	3.900%	3/15/27	9,815	9,366
Brixmor Operating Partnership LP	4.125%	5/15/29	19,917	19,076
Camden Property Trust	4.100%	10/15/28	7,066	7,998
Camden Property Trust	3.150%	7/1/29	10,925	11,659
Camden Property Trust	2.800%	5/15/30	5,955	6,211
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	3,667	3,671
Corporate Office Properties LP	5.000%	7/1/25	2,660	2,796
CubeSmart LP	4.000%	11/15/25	5,516	5,845
CubeSmart LP	3.125%	9/1/26	7,408	7,483
CubeSmart LP	4.375%	2/15/29	4,195	4,584
CubeSmart LP	3.000%	2/15/30	1,875	1,913
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	8,175	8,111
Digital Realty Trust LP	4.750%	10/1/25	3,405	3,733
Digital Realty Trust LP	3.700%	8/15/27	12,237	13,598
Digital Realty Trust LP	4.450%	7/15/28	21,117	24,583
Digital Realty Trust LP	3.600%	7/1/29	14,999	16,693
Duke Realty LP	3.250%	6/30/26	4,914	5,238
Duke Realty LP	3.375%	12/15/27	6,154	6,646
Duke Realty LP	4.000%	9/15/28	7,233	8,071
Duke Realty LP	2.875%	11/15/29	6,100	6,439
EPR Properties	4.750%	12/15/26	7,817	6,809
EPR Properties	4.500%	6/1/27	7,768	6,691
EPR Properties	4.950%	4/15/28	8,405	7,109
EPR Properties	3.750%	8/15/29	7,400	5,961
ERP Operating LP	3.375%	6/1/25	6,425	6,887
ERP Operating LP	2.850%	11/1/26	5,249	5,571
ERP Operating LP	3.250%	8/1/27	6,167	6,569
ERP Operating LP	3.500%	3/1/28	10,810	11,734
ERP Operating LP	4.150%	12/1/28	6,332	7,257
ERP Operating LP	3.000%	7/1/29	10,779	11,508
ERP Operating LP	2.500%	2/15/30	10,338	10,689
Essex Portfolio LP	3.500%	4/1/25	10	10
Essex Portfolio LP	3.375%	4/15/26	8,781	9,318
Essex Portfolio LP	3.625%	5/1/27	5,528	5,952
Essex Portfolio LP	4.000%	3/1/29	10,323	11,463
Essex Portfolio LP	3.000%	1/15/30	5,575	5,828
Federal Realty Investment Trust	3.250%	7/15/27	5,459	5,611
Federal Realty Investment Trust	3.200%	6/15/29	5,370	5,338
Healthcare Realty Trust Inc.	3.625%	1/15/28	6,668	6,669
Healthcare Realty Trust Inc.	2.400%	3/15/30	7,915	7,202
Healthcare Trust of America Holdings LP	3.500%	8/1/26	12,239	12,583

Healthcare Trust of America Holdings LP	3.750%	7/1/27	9,202	9,239
Healthcare Trust of America Holdings LP	3.100%	2/15/30	4,335	4,040
Healthpeak Properties Inc.	4.000%	6/1/25	11,729	12,286
Healthpeak Properties Inc.	3.250%	7/15/26	13,124	13,304
Healthpeak Properties Inc.	3.500%	7/15/29	9,860	10,006
Healthpeak Properties Inc.	3.000%	1/15/30	16,861	16,342
Highwoods Realty LP	3.875%	3/1/27	8,430	8,611
Highwoods Realty LP	4.125%	3/15/28	4,300	4,436
Highwoods Realty LP	4.200%	4/15/29	8,075	8,435
Highwoods Realty LP	3.050%	2/15/30	2,250	2,113
Host Hotels & Resorts LP	4.000%	6/15/25	9,605	9,557
Host Hotels & Resorts LP	4.500%	2/1/26	4,769	4,614
Host Hotels & Resorts LP	3.375%	12/15/29	11,642	10,361
Hudson Pacific Properties LP	3.950%	11/1/27	6,538	6,554
Hudson Pacific Properties LP	4.650%	4/1/29	8,218	8,417
Hudson Pacific Properties LP	3.250%	1/15/30	4,836	4,422
Kilroy Realty LP	4.375%	10/1/25	8,697	8,935
Kilroy Realty LP	4.750%	12/15/28	13,285	14,175
Kilroy Realty LP	4.250%	8/15/29	10,345	10,611
Kilroy Realty LP	3.050%	2/15/30	4,350	4,104
Kimco Realty Corp.	2.800%	10/1/26	8,762	8,445
Kimco Realty Corp.	3.800%	4/1/27	6,452	6,579
Kite Realty Group LP	4.000%	10/1/26	4,810	4,225
Life Storage LP	3.500%	7/1/26	9,191	9,606
Life Storage LP	3.875%	12/15/27	7,771	8,075
Life Storage LP	4.000%	6/15/29	6,550	6,824
Mid-America Apartments LP	4.000%	11/15/25	4,522	4,732
Mid-America Apartments LP	3.600%	6/1/27	12,564	13,413
Mid-America Apartments LP	4.200%	6/15/28	4,840	5,247
Mid-America Apartments LP	3.950%	3/15/29	13,519	14,929
Mid-America Apartments LP	2.750%	3/15/30	1,497	1,509
National Retail Properties Inc.	4.000%	11/15/25	6,667	6,952
National Retail Properties Inc.	3.600%	12/15/26	7,678	7,959
National Retail Properties Inc.	3.500%	10/15/27	3,900	3,794
National Retail Properties Inc.	4.300%	10/15/28	7,637	7,684
National Retail Properties Inc.	2.500%	4/15/30	4,514	3,984
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,840	6,852
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,819	7,567
Omega Healthcare Investors Inc.	4.750%	1/15/28	13,458	13,244
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,834	9,800
Physicians Realty LP	4.300%	3/15/27	7,877	7,761
Physicians Realty LP	3.950%	1/15/28	5,235	5,027
Prologis LP	3.750%	11/1/25	17,691	20,096
Prologis LP	3.250%	10/1/26	6,974	7,494
Prologis LP	2.125%	4/15/27	10,067	10,389
Prologis LP	3.875%	9/15/28	8,038	9,106
Prologis LP	4.375%	2/1/29	2,417	2,812
Prologis LP	2.250%	4/15/30	15,908	16,334
Public Storage	3.094%	9/15/27	13,919	15,040
Public Storage	3.385%	5/1/29	3,000	3,335
Realty Income Corp.	4.125%	10/15/26	10,277	11,212
Realty Income Corp.	3.000%	1/15/27	11,958	12,363
Realty Income Corp.	3.650%	1/15/28	10,194	10,800
Realty Income Corp.	3.250%	6/15/29	8,100	8,378
Regency Centers LP	3.600%	2/1/27	7,112	7,254
Regency Centers LP	4.125%	3/15/28	7,225	7,614
Regency Centers LP	2.950%	9/15/29	7,495	7,292

Sabra Health Care LP	5.125%	8/15/26	9,351	9,092
Sabra Health Care LP	3.900%	10/15/29	4,650	4,066
Simon Property Group LP	3.375%	10/1/24	1	1
Simon Property Group LP	3.500%	9/1/25	10,113	10,271
Simon Property Group LP	3.300%	1/15/26	15,965	16,012
Simon Property Group LP	3.250%	11/30/26	16,090	16,062
Simon Property Group LP	3.375%	6/15/27	7,196	7,144
Simon Property Group LP	3.375%	12/1/27	13,188	13,057
Simon Property Group LP	2.450%	9/13/29	17,993	16,459
SITE Centers Corp.	3.900%	8/15/24	1,830	1,767
SITE Centers Corp.	4.250%	2/1/26	5,117	5,104
SITE Centers Corp.	4.700%	6/1/27	10,867	10,788
Spirit Realty LP	4.450%	9/15/26	1,789	1,709
Spirit Realty LP	3.200%	1/15/27	6,270	5,548
Spirit Realty LP	4.000%	7/15/29	6,500	5,868
Spirit Realty LP	3.400%	1/15/30	9,383	8,010
STORE Capital Corp.	4.500%	3/15/28	5,470	5,127
STORE Capital Corp.	4.625%	3/15/29	6,750	6,265
Tanger Properties LP	3.750%	12/1/24	1,100	1,008
Tanger Properties LP	3.125%	9/1/26	5,939	5,092
Tanger Properties LP	3.875%	7/15/27	4,045	3,463
UDR Inc.	4.000%	10/1/25	5,030	5,388
UDR Inc.	2.950%	9/1/26	6,740	6,885
UDR Inc.	3.500%	7/1/27	4,084	4,284
UDR Inc.	3.500%	1/15/28	5,500	5,796
UDR Inc.	4.400%	1/26/29	3,922	4,396
UDR Inc.	3.200%	1/15/30	9,235	9,539
Ventas Realty LP	4.125%	1/15/26	7,956	7,993
Ventas Realty LP	3.250%	10/15/26	11,791	11,306
Ventas Realty LP	3.850%	4/1/27	4,096	4,051
Ventas Realty LP	4.000%	3/1/28	9,090	9,000
Ventas Realty LP	4.400%	1/15/29	13,906	14,145
Ventas Realty LP	3.000%	1/15/30	10,315	9,572
VEREIT Operating Partnership LP	4.625%	11/1/25	8,911	8,761
VEREIT Operating Partnership LP	4.875%	6/1/26	9,716	9,664
VEREIT Operating Partnership LP	3.950%	8/15/27	10,531	9,838
VEREIT Operating Partnership LP	3.100%	12/15/29	9,733	8,322
Welltower Inc.	4.000%	6/1/25	16,284	16,942
Welltower Inc.	4.250%	4/1/26	17,789	18,791
Welltower Inc.	2.700%	2/15/27	12,315	11,780
Welltower Inc.	4.250%	4/15/28	18,125	18,880
Welltower Inc.	4.125%	3/15/29	6,198	6,387
Welltower Inc.	3.100%	1/15/30	10,637	10,061
WP Carey Inc.	4.250%	10/1/26	3,005	3,099
WP Carey Inc.	3.850%	7/15/29	9,388	9,203
				11,042,798
Industrial (58.2%)
Basic Industry (2.7%)
Air Products and Chemicals Inc.	1.500%	10/15/25	6,500	6,673
Air Products and Chemicals Inc.	1.850%	5/15/27	6,731	6,936
Air Products and Chemicals Inc.	2.050%	5/15/30	16,500	17,091
2 Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	5,025	4,746
ArcelorMittal	6.125%	6/1/25	5,300	5,750
ArcelorMittal	4.550%	3/11/26	4,345	4,454
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	2,149	2,709
Cabot Corp.	4.000%	7/1/29	6,075	6,085
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	13,903	13,815

Dow Chemical Co.	4.550%	11/30/25	17,698	19,751
Dow Chemical Co.	3.625%	5/15/26	15,171	16,477
Dow Chemical Co.	4.800%	11/30/28	7,629	8,767
Dow Chemical Co.	7.375%	11/1/29	9,189	12,849
DuPont de Nemours Inc.	4.493%	11/15/25	32,056	36,119
DuPont de Nemours Inc.	4.725%	11/15/28	31,480	37,142
Eastman Chemical Co.	4.500%	12/1/28	10,079	11,266
Ecolab Inc.	2.700%	11/1/26	15,513	16,936
Ecolab Inc.	3.250%	12/1/27	11,412	12,525
Ecolab Inc.	4.800%	3/24/30	9,950	12,348
EI du Pont de Nemours & Co.	1.700%	7/15/25	5,000	5,122
EI du Pont de Nemours & Co.	2.300%	7/15/30	3,000	3,106
Fibria Overseas Finance Ltd.	5.500%	1/17/27	12,023	12,444
FMC Corp.	3.200%	10/1/26	9,642	10,066
FMC Corp.	3.450%	10/1/29	10,513	10,944
Georgia-Pacific LLC	7.375%	12/1/25	1,427	1,861
Georgia-Pacific LLC	7.750%	11/15/29	2,972	4,343
2 Georgia-Pacific LLC	2.300%	4/30/30	5,000	5,106
Huntsman International LLC	4.500%	5/1/29	8,094	8,228
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,287	4,618
International Paper Co.	3.800%	1/15/26	12,276	13,572
International Paper Co.	3.000%	2/15/27	14,030	14,829
Kinross Gold Corp.	4.500%	7/15/27	8,473	9,236
LYB International Finance II BV	3.500%	3/2/27	12,546	13,365
LYB International Finance III LLC	3.375%	5/1/30	9,223	9,562
Mosaic Co.	4.050%	11/15/27	13,860	14,071
Newmont Corp.	2.800%	10/1/29	18,019	18,738
Nucor Corp.	2.000%	6/1/25	3,000	3,055
Nucor Corp.	3.950%	5/1/28	10,973	12,171
Nucor Corp.	2.700%	6/1/30	3,000	3,055
Nutrien Ltd.	4.000%	12/15/26	6,920	7,642
Nutrien Ltd.	4.200%	4/1/29	8,150	9,267
Nutrien Ltd.	2.950%	5/13/30	6,625	6,901
Packaging Corp. of America	3.400%	12/15/27	9,274	9,916
Packaging Corp. of America	3.000%	12/15/29	9,547	9,956
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	106
PPG Industries Inc.	2.800%	8/15/29	7,120	7,605
PPG Industries Inc.	2.550%	6/15/30	5,000	5,098
Praxair Inc.	3.200%	1/30/26	8,806	9,747
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	23,099	26,339
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	11,060	15,330
Rohm & Haas Co.	7.850%	7/15/29	17,659	24,612
RPM International Inc.	3.750%	3/15/27	9,027	9,319
RPM International Inc.	4.550%	3/1/29	10,670	11,524
Sherwin-Williams Co.	3.450%	8/1/25	6,652	7,253
Sherwin-Williams Co.	3.950%	1/15/26	7,020	7,700
Sherwin-Williams Co.	3.450%	6/1/27	24,522	26,750
Sherwin-Williams Co.	2.950%	8/15/29	22,612	23,884
Steel Dynamics Inc.	4.125%	9/15/25	6,000	6,060
Steel Dynamics Inc.	3.450%	4/15/30	8,550	8,464
Suzano Austria GmbH	6.000%	1/15/29	31,250	32,846
Suzano Austria GmbH	5.000%	1/15/30	16,628	16,188
Vale Overseas Ltd.	6.250%	8/10/26	30,543	34,895
Westlake Chemical Corp.	3.600%	8/15/26	13,201	13,285
Westrock MWV LLC	8.200%	1/15/30	1,068	1,422
Weyerhaeuser Co.	6.950%	10/1/27	3,164	3,808
Weyerhaeuser Co.	4.000%	11/15/29	13,714	14,637

Weyerhaeuser Co.	4.000%	4/15/30	6,110	6,721
WRKCo Inc.	4.650%	3/15/26	15,237	17,196
WRKCo Inc.	3.375%	9/15/27	11,547	12,008
WRKCo Inc.	4.000%	3/15/28	9,725	10,488
WRKCo Inc.	3.900%	6/1/28	14,074	15,147
WRKCo Inc.	4.900%	3/15/29	19,156	22,034
Yamana Gold Inc.	4.625%	12/15/27	200	210

Capital Goods (5.7%)
3M Co.	3.000%	8/7/25	13,234	14,461
3M Co.	2.250%	9/19/26	10,871	11,631
3M Co.	2.875%	10/15/27	10,827	12,106
3M Co.	3.625%	9/14/28	4,634	5,309
3M Co.	3.375%	3/1/29	14,575	16,534
3M Co.	2.375%	8/26/29	20,305	21,493
3M Co.	3.050%	4/15/30	4,110	4,591
ABB Finance USA Inc.	3.800%	4/3/28	5,562	6,322
Allegion plc	3.500%	10/1/29	6,465	6,417
Allegion US Holding Co. Inc.	3.550%	10/1/27	6,700	6,727
Amphenol Corp.	4.350%	6/1/29	5,914	6,775
Amphenol Corp.	2.800%	2/15/30	15,900	16,451
Avery Dennison Corp.	4.875%	12/6/28	8,875	10,409
Avery Dennison Corp.	2.650%	4/30/30	10,950	10,917
Bemis Co. Inc.	3.100%	9/15/26	6,673	6,700
Boeing Co.	2.600%	10/30/25	4,126	3,917
Boeing Co.	3.100%	5/1/26	9,638	9,353
Boeing Co.	2.250%	6/15/26	13,039	11,664
Boeing Co.	2.700%	2/1/27	7,018	6,510
Boeing Co.	2.800%	3/1/27	11,983	11,140
Boeing Co.	5.040%	5/1/27	30,680	32,579
Boeing Co.	3.250%	3/1/28	13,888	13,165
Boeing Co.	3.450%	11/1/28	5,593	5,236
Boeing Co.	3.200%	3/1/29	19,182	18,122
Boeing Co.	2.950%	2/1/30	5,019	4,780
Boeing Co.	5.150%	5/1/30	52,756	56,404
Carlisle Cos. Inc.	3.750%	12/1/27	9,866	10,105
Carlisle Cos. Inc.	2.750%	3/1/30	9,435	9,233
2 Carrier Global Corp.	2.493%	2/15/27	19,680	18,926
2 Carrier Global Corp.	2.722%	2/15/30	33,225	31,532
Caterpillar Financial Services Corp.	2.400%	8/9/26	9,185	9,694
Caterpillar Inc.	2.600%	9/19/29	8,039	8,667
Caterpillar Inc.	2.600%	4/9/30	8,785	9,509
CNH Industrial NV	3.850%	11/15/27	11,419	11,315
Deere & Co.	5.375%	10/16/29	2,457	3,144
Deere & Co.	3.100%	4/15/30	7,339	8,259
Dover Corp.	3.150%	11/15/25	8,460	8,965
Dover Corp.	2.950%	11/4/29	5,382	5,654
Eagle Materials Inc.	4.500%	8/1/26	5,819	5,773
Eaton Corp.	3.103%	9/15/27	11,235	11,999
Emerson Electric Co.	3.150%	6/1/25	5,305	5,850
Emerson Electric Co.	1.800%	10/15/27	11,000	11,221
Fortive Corp.	3.150%	6/15/26	11,528	12,009
Fortune Brands Home & Security Inc.	4.000%	6/15/25	10,300	11,338
Fortune Brands Home & Security Inc.	3.250%	9/15/29	9,924	9,937
General Dynamics Corp.	2.125%	8/15/26	9,338	9,891
General Dynamics Corp.	3.500%	4/1/27	450	506
General Dynamics Corp.	2.625%	11/15/27	9,924	10,499

General Dynamics Corp.	3.750%	5/15/28	23,676	27,419
General Dynamics Corp.	3.625%	4/1/30	16,565	19,161
General Electric Co.	5.550%	1/5/26	7,825	8,592
General Electric Co.	3.450%	5/1/27	18,200	18,017
General Electric Co.	3.625%	5/1/30	13,957	13,771
Hexcel Corp.	4.700%	8/15/25	2,250	2,345
Hexcel Corp.	3.950%	2/15/27	9,192	9,452
Honeywell International Inc.	1.350%	6/1/25	4,750	4,847
Honeywell International Inc.	2.500%	11/1/26	24,709	26,965
Honeywell International Inc.	2.700%	8/15/29	16,217	17,758
Honeywell International Inc.	1.950%	6/1/30	21,148	21,632
Howmet Aerospace Inc.	6.750%	1/15/28	500	504
Hubbell Inc.	3.350%	3/1/26	4,204	4,363
Hubbell Inc.	3.150%	8/15/27	5,578	5,754
Hubbell Inc.	3.500%	2/15/28	8,899	9,368
Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,583	6,879
2 Huntington Ingalls Industries Inc.	4.200%	5/1/30	9,250	10,019
IDEX Corp.	3.000%	5/1/30	6,941	7,109
Illinois Tool Works Inc.	2.650%	11/15/26	25,114	27,761
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	7,555	8,200
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,570	4,892
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	13,916	15,231
John Deere Capital Corp.	3.400%	9/11/25	6,475	7,198
John Deere Capital Corp.	2.650%	6/10/26	13,319	14,428
John Deere Capital Corp.	2.250%	9/14/26	9,130	9,658
John Deere Capital Corp.	1.750%	3/9/27	5,853	6,011
John Deere Capital Corp.	2.800%	9/8/27	14,938	16,212
John Deere Capital Corp.	3.050%	1/6/28	8,240	9,047
John Deere Capital Corp.	3.450%	3/7/29	2,404	2,749
John Deere Capital Corp.	2.800%	7/18/29	18,685	20,447
John Deere Capital Corp.	2.450%	1/9/30	8,693	9,291
Johnson Controls International plc	3.900%	2/14/26	7,836	8,304
Kennametal Inc.	4.625%	6/15/28	5,188	5,181
L3Harris Technologies Inc.	3.850%	12/15/26	7,983	8,743
L3Harris Technologies Inc.	4.400%	6/15/28	13,040	15,034
L3Harris Technologies Inc.	4.400%	6/15/28	15,926	18,383
L3Harris Technologies Inc.	2.900%	12/15/29	9,667	10,115
Leggett & Platt Inc.	3.500%	11/15/27	8,272	8,206
Leggett & Platt Inc.	4.400%	3/15/29	9,640	10,099
Lockheed Martin Corp.	3.550%	1/15/26	41,752	47,602
Lockheed Martin Corp.	1.850%	6/15/30	2,000	2,045
Martin Marietta Materials Inc.	3.450%	6/1/27	4,873	5,096
Martin Marietta Materials Inc.	3.500%	12/15/27	7,147	7,746
Martin Marietta Materials Inc.	2.500%	3/15/30	9,705	9,419
Masco Corp.	4.375%	4/1/26	9,910	10,733
Masco Corp.	3.500%	11/15/27	4,560	4,555
Mohawk Industries Inc.	3.625%	5/15/30	8,000	8,143
Northrop Grumman Corp.	3.200%	2/1/27	18,604	20,410
Northrop Grumman Corp.	3.250%	1/15/28	33,780	37,408
Northrop Grumman Corp.	4.400%	5/1/30	17,825	21,486
Nvent Finance Sarl	4.550%	4/15/28	5,286	5,552
Oshkosh Corp.	4.600%	5/15/28	3,850	4,129
Oshkosh Corp.	3.100%	3/1/30	2,750	2,654
2 Otis Worldwide Corp.	2.293%	4/5/27	11,770	11,946
2 Otis Worldwide Corp.	2.565%	2/15/30	29,721	29,888
Owens Corning	3.400%	8/15/26	6,495	6,512
Owens Corning	3.950%	8/15/29	7,265	7,672

Owens Corning	3.875%	6/1/30	2,800	2,839
Parker-Hannifin Corp.	3.250%	3/1/27	11,762	12,464
Parker-Hannifin Corp.	3.250%	6/14/29	21,147	22,852
Pentair Finance Sarl	4.500%	7/1/29	720	773
Precision Castparts Corp.	3.250%	6/15/25	9,764	10,770
Raytheon Co.	7.200%	8/15/27	2,505	3,316
Raytheon Technologies Corp.	3.950%	8/16/25	24,629	27,992
Raytheon Technologies Corp.	2.650%	11/1/26	1,933	2,115
Raytheon Technologies Corp.	3.125%	5/4/27	26,103	28,778
Raytheon Technologies Corp.	6.700%	8/1/28	3,425	4,596
Raytheon Technologies Corp.	4.125%	11/16/28	62,829	72,870
Raytheon Technologies Corp.	7.500%	9/15/29	8,903	12,780
Raytheon Technologies Corp.	2.250%	7/1/30	5,000	5,122
Republic Services Inc.	2.900%	7/1/26	12,833	13,887
Republic Services Inc.	3.375%	11/15/27	16,279	17,807
Republic Services Inc.	3.950%	5/15/28	5,481	6,249
Republic Services Inc.	2.300%	3/1/30	9,653	9,868
Rockwell Automation Inc.	3.500%	3/1/29	7,231	8,027
Rockwell Collins Inc.	3.500%	3/15/27	27,270	29,333
Roper Technologies Inc.	3.850%	12/15/25	5,482	5,937
Roper Technologies Inc.	3.800%	12/15/26	12,531	13,934
Roper Technologies Inc.	4.200%	9/15/28	15,692	17,855
Roper Technologies Inc.	2.950%	9/15/29	7,725	8,193
Snap-on Inc.	3.250%	3/1/27	2,615	2,811
Sonoco Products Co.	3.125%	5/1/30	7,554	7,673
Stanley Black & Decker Inc.	3.400%	3/1/26	10,924	11,949
Stanley Black & Decker Inc.	4.250%	11/15/28	7,663	8,799
Stanley Black & Decker Inc.	2.300%	3/15/30	9,700	9,900
Textron Inc.	4.000%	3/15/26	7,560	7,654
Textron Inc.	3.650%	3/15/27	7,983	7,979
Textron Inc.	3.375%	3/1/28	5,193	5,027
Textron Inc.	3.900%	9/17/29	6,176	6,369
Timken Co.	4.500%	12/15/28	6,666	7,215
Vulcan Materials Co.	3.900%	4/1/27	5,984	6,345
Vulcan Materials Co.	3.500%	6/1/30	3,500	3,684
Wabtec Corp.	3.450%	11/15/26	13,647	13,618
Wabtec Corp.	4.950%	9/15/28	13,002	13,459
Waste Connections Inc.	4.250%	12/1/28	4,590	5,245
Waste Connections Inc.	3.500%	5/1/29	11,725	12,770
Waste Connections Inc.	2.600%	2/1/30	11,219	11,568
Waste Management Inc.	3.200%	6/15/26	25,341	27,718
Waste Management Inc.	3.150%	11/15/27	9,520	10,567
Waste Management Inc.	3.450%	6/15/29	18,917	20,949
Xylem Inc.	3.250%	11/1/26	8,976	9,681

Communication (7.8%)
Activision Blizzard Inc.	3.400%	9/15/26	14,294	15,881
Activision Blizzard Inc.	3.400%	6/15/27	7,099	7,742
America Movil SAB de CV	3.625%	4/22/29	19,905	21,648
America Movil SAB de CV	2.875%	5/7/30	6,000	6,221
American Tower Corp.	4.000%	6/1/25	11,703	13,112
American Tower Corp.	4.400%	2/15/26	7,215	8,216
American Tower Corp.	3.375%	10/15/26	23,070	25,392
American Tower Corp.	2.750%	1/15/27	10,443	11,152
American Tower Corp.	3.125%	1/15/27	9,509	10,111
American Tower Corp.	3.550%	7/15/27	12,477	13,651
American Tower Corp.	3.600%	1/15/28	11,773	12,891

American Tower Corp.	3.950%	3/15/29	10,027	11,327
American Tower Corp.	3.800%	8/15/29	23,238	26,073
American Tower Corp.	2.900%	1/15/30	16,747	17,767
AT&T Inc.	3.600%	7/15/25	22,034	23,940
AT&T Inc.	3.875%	1/15/26	12,424	13,664
AT&T Inc.	4.125%	2/17/26	49,174	54,809
AT&T Inc.	2.950%	7/15/26	16,224	17,049
AT&T Inc.	3.800%	2/15/27	18,258	19,949
AT&T Inc.	4.250%	3/1/27	29,531	33,179
AT&T Inc.	2.300%	6/1/27	20,500	20,739
AT&T Inc.	4.100%	2/15/28	46,710	52,109
AT&T Inc.	4.350%	3/1/29	55,435	62,788
AT&T Inc.	4.300%	2/15/30	54,729	61,679
British Telecommunications plc	5.125%	12/4/28	9,734	11,473
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	63,430	72,605
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	21,373	23,150
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	21,063	23,430
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	27,479	32,189
Comcast Corp.	3.375%	8/15/25	25,968	28,821
Comcast Corp.	3.950%	10/15/25	56,251	64,438
Comcast Corp.	3.150%	3/1/26	22,058	24,406
Comcast Corp.	2.350%	1/15/27	23,605	24,589
Comcast Corp.	3.300%	2/1/27	34,260	37,833
Comcast Corp.	3.300%	4/1/27	2,100	2,332
Comcast Corp.	3.150%	2/15/28	27,773	30,450
Comcast Corp.	3.550%	5/1/28	15,437	17,374
Comcast Corp.	4.150%	10/15/28	66,931	79,176
Comcast Corp.	2.650%	2/1/30	28,513	30,257
Comcast Corp.	3.400%	4/1/30	28,640	32,308
Crown Castle International Corp.	4.450%	2/15/26	23,563	26,658
Crown Castle International Corp.	3.700%	6/15/26	19,601	21,576
Crown Castle International Corp.	4.000%	3/1/27	7,878	8,797
Crown Castle International Corp.	3.650%	9/1/27	10,809	11,798
Crown Castle International Corp.	3.800%	2/15/28	15,725	17,502
Crown Castle International Corp.	4.300%	2/15/29	12,078	13,851
Crown Castle International Corp.	3.100%	11/15/29	1,660	1,728
Discovery Communications LLC	3.950%	6/15/25	9,469	10,234
Discovery Communications LLC	4.900%	3/11/26	14,782	16,378
Discovery Communications LLC	3.950%	3/20/28	24,937	26,924
Discovery Communications LLC	4.125%	5/15/29	14,771	15,799
Discovery Communications LLC	3.625%	5/15/30	16,400	17,308
Electronic Arts Inc.	4.800%	3/1/26	6,325	7,400
Fox Corp.	4.709%	1/25/29	37,500	43,863
Fox Corp.	3.500%	4/8/30	9,340	10,081
Grupo Televisa SAB	4.625%	1/30/26	3,665	3,872
Interpublic Group of Cos. Inc.	4.650%	10/1/28	9,417	10,120
Interpublic Group of Cos. Inc.	4.750%	3/30/30	10,050	11,147
Moody's Corp.	3.250%	1/15/28	8,955	9,832
Moody's Corp.	4.250%	2/1/29	4,771	5,600
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	27,426	29,765
RELX Capital Inc.	4.000%	3/18/29	9,240	10,361
RELX Capital Inc.	3.000%	5/22/30	5,150	5,400
Rogers Communications Inc.	3.625%	12/15/25	12,949	14,402

Rogers Communications Inc.	2.900%	11/15/26	7,155	7,744
S&P Global Inc.	4.000%	6/15/25	8,642	9,761
S&P Global Inc.	4.400%	2/15/26	15,833	18,654
S&P Global Inc.	2.950%	1/22/27	8,741	9,479
S&P Global Inc.	2.500%	12/1/29	10,809	11,551
2 T-Mobile USA Inc.	3.750%	4/15/27	63,135	68,128
2 T-Mobile USA Inc.	3.875%	4/15/30	117,081	126,351
TCI Communications Inc.	7.875%	2/15/26	9,816	12,886
TCI Communications Inc.	7.125%	2/15/28	5,835	7,964
Telefonica Emisiones SAU	4.103%	3/8/27	27,627	30,505
TELUS Corp.	2.800%	2/16/27	9,185	9,437
TELUS Corp.	3.700%	9/15/27	3,382	3,678
Thomson Reuters Corp.	3.350%	5/15/26	12,876	13,661
TWDC Enterprises 18 Corp.	2.950%	6/15/27	1,580	1,725
Verizon Communications Inc.	2.625%	8/15/26	40,307	43,328
Verizon Communications Inc.	4.125%	3/16/27	53,968	62,855
Verizon Communications Inc.	3.000%	3/22/27	10,665	11,614
Verizon Communications Inc.	4.329%	9/21/28	81,306	96,765
Verizon Communications Inc.	3.875%	2/8/29	3,731	4,312
Verizon Communications Inc.	4.016%	12/3/29	67,268	79,202
Verizon Communications Inc.	3.150%	3/22/30	26,075	28,820
ViacomCBS Inc.	4.000%	1/15/26	9,632	10,183
ViacomCBS Inc.	2.900%	1/15/27	13,530	13,411
ViacomCBS Inc.	3.375%	2/15/28	9,617	9,670
ViacomCBS Inc.	3.700%	6/1/28	14,695	14,613
ViacomCBS Inc.	4.200%	6/1/29	2,365	2,503
Vodafone Group plc	4.125%	5/30/25	25,643	28,960
Vodafone Group plc	4.375%	5/30/28	53,528	62,567
Vodafone Group plc	7.875%	2/15/30	10,761	15,428
Walt Disney Co.	3.150%	9/17/25	16,718	18,400
Walt Disney Co.	3.700%	10/15/25	11,692	13,105
Walt Disney Co.	1.750%	1/13/26	15,000	15,440
Walt Disney Co.	3.000%	2/13/26	17,053	18,700
Walt Disney Co.	1.850%	7/30/26	26,435	27,171
Walt Disney Co.	3.375%	11/15/26	9,295	10,319
Walt Disney Co.	3.700%	3/23/27	11,664	13,264
Walt Disney Co.	2.200%	1/13/28	15,000	15,592
Walt Disney Co.	2.000%	9/1/29	35,294	35,751
Walt Disney Co.	3.800%	3/22/30	20,320	23,651
WPP Finance 2010	3.750%	9/19/24	1	1

Consumer Cyclical (7.6%)
2 Advance Auto Parts Inc.	3.900%	4/15/30	7,251	7,397
Alibaba Group Holding Ltd.	3.400%	12/6/27	42,460	47,085
Amazon.com Inc.	5.200%	12/3/25	13,751	16,901
Amazon.com Inc.	3.150%	8/22/27	57,692	65,479
American Honda Finance Corp.	2.300%	9/9/26	4,688	4,782
American Honda Finance Corp.	2.350%	1/8/27	10,875	11,051
American Honda Finance Corp.	3.500%	2/15/28	11,767	12,618
Aptiv plc	4.250%	1/15/26	9,265	9,754
Aptiv plc	4.350%	3/15/29	6,355	6,100
Automatic Data Processing Inc.	3.375%	9/15/25	16,990	19,117
AutoNation Inc.	4.500%	10/1/25	7,872	8,287
AutoNation Inc.	3.800%	11/15/27	4,604	4,449
AutoZone Inc.	3.125%	4/21/26	8,370	8,904
AutoZone Inc.	3.750%	6/1/27	11,354	12,127
AutoZone Inc.	3.750%	4/18/29	13,260	14,556

AutoZone Inc.	4.000%	4/15/30	5,333	6,013
Best Buy Co. Inc.	4.450%	10/1/28	8,714	9,639
Block Financial LLC	5.250%	10/1/25	4,157	4,336
Booking Holdings Inc.	3.600%	6/1/26	19,903	21,269
Booking Holdings Inc.	4.500%	4/13/27	10,000	11,163
Booking Holdings Inc.	3.550%	3/15/28	7,611	7,951
Booking Holdings Inc.	4.625%	4/13/30	23,900	27,302
BorgWarner Inc.	3.375%	3/15/25	1	1
Choice Hotels International Inc.	3.700%	12/1/29	3,219	2,986
Costco Wholesale Corp.	3.000%	5/18/27	13,958	15,951
Costco Wholesale Corp.	1.375%	6/20/27	22,931	23,389
Costco Wholesale Corp.	1.600%	4/20/30	36,384	36,721
Darden Restaurants Inc.	3.850%	5/1/27	8,556	8,604
Dollar General Corp.	4.150%	11/1/25	9,814	11,208
Dollar General Corp.	3.875%	4/15/27	13,726	15,613
Dollar General Corp.	4.125%	5/1/28	10,540	12,008
Dollar General Corp.	3.500%	4/3/30	12,495	13,970
Dollar Tree Inc.	4.200%	5/15/28	21,987	24,495
eBay Inc.	3.600%	6/5/27	12,257	13,345
eBay Inc.	2.700%	3/11/30	10,425	10,826
Expedia Group Inc.	5.000%	2/15/26	16,071	16,453
Expedia Group Inc.	3.800%	2/15/28	13,763	12,593
Expedia Group Inc.	3.250%	2/15/30	20,050	17,945
General Motors Co.	6.125%	10/1/25	20,100	21,853
General Motors Co.	4.200%	10/1/27	17,505	17,161
General Motors Co.	6.800%	10/1/27	7,300	8,282
General Motors Co.	5.000%	10/1/28	8,285	8,529
General Motors Financial Co. Inc.	4.300%	7/13/25	14,575	14,666
General Motors Financial Co. Inc.	5.250%	3/1/26	21,098	21,953
General Motors Financial Co. Inc.	4.000%	10/6/26	13,730	13,725
General Motors Financial Co. Inc.	4.350%	1/17/27	14,331	14,329
General Motors Financial Co. Inc.	3.850%	1/5/28	10,985	10,577
General Motors Financial Co. Inc.	5.650%	1/17/29	14,001	15,209
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	13,727	13,788
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	11,896	12,013
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	10,947	10,911
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	18,484	17,967
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	5,199	4,584
Harley-Davidson Inc.	3.500%	7/28/25	12,393	12,534
Home Depot Inc.	3.350%	9/15/25	16,000	17,946
Home Depot Inc.	3.000%	4/1/26	25,888	28,892
Home Depot Inc.	2.125%	9/15/26	11,055	11,911
Home Depot Inc.	2.500%	4/15/27	6,905	7,520
Home Depot Inc.	2.800%	9/14/27	20,129	22,701
Home Depot Inc.	3.900%	12/6/28	17,577	20,905
Home Depot Inc.	2.950%	6/15/29	31,396	34,861
Home Depot Inc.	2.700%	4/15/30	26,440	28,848
Hyatt Hotels Corp.	4.850%	3/15/26	10,240	10,394
Hyatt Hotels Corp.	4.375%	9/15/28	6,785	6,666
IHS Markit Ltd.	4.750%	8/1/28	12,778	14,599
IHS Markit Ltd.	4.250%	5/1/29	16,138	17,792
JD.com Inc.	3.875%	4/29/26	8,475	9,169
JD.com Inc.	3.375%	1/14/30	11,025	11,626
Kohl's Corp.	4.250%	7/17/25	10,053	8,701
Las Vegas Sands Corp.	2.900%	6/25/25	11,030	10,561
Las Vegas Sands Corp.	3.500%	8/18/26	14,118	13,730
Las Vegas Sands Corp.	3.900%	8/8/29	11,984	11,205

Lear Corp.	3.800%	9/15/27	8,001	7,665
Lear Corp.	4.250%	5/15/29	7,070	7,003
Lear Corp.	3.500%	5/30/30	4,000	3,509
Lowe's Cos. Inc.	3.375%	9/15/25	21,360	23,539
Lowe's Cos. Inc.	2.500%	4/15/26	32,161	34,162
Lowe's Cos. Inc.	3.100%	5/3/27	11,189	12,140
Lowe's Cos. Inc.	3.650%	4/5/29	36,298	40,909
Lowe's Cos. Inc.	4.500%	4/15/30	15,000	18,039
Magna International Inc.	4.150%	10/1/25	10,352	11,514
Marriott International Inc.	3.750%	10/1/25	5,900	5,745
Marriott International Inc.	3.125%	6/15/26	12,951	12,303
Marriott International Inc.	4.000%	4/15/28	9,384	9,102
Marriott International Inc.	4.650%	12/1/28	3,253	3,261
Marriott International Inc.	4.625%	6/15/30	2,500	2,556
Mastercard Inc.	2.950%	11/21/26	11,920	13,240
Mastercard Inc.	3.300%	3/26/27	18,243	20,663
Mastercard Inc.	3.500%	2/26/28	10,401	11,899
Mastercard Inc.	2.950%	6/1/29	12,112	13,494
Mastercard Inc.	3.350%	3/26/30	25,666	29,617
McDonald's Corp.	3.300%	7/1/25	13,190	14,581
McDonald's Corp.	1.450%	9/1/25	203	206
McDonald's Corp.	3.700%	1/30/26	24,205	27,179
McDonald's Corp.	3.500%	3/1/27	20,793	23,286
McDonald's Corp.	3.500%	7/1/27	12,050	13,397
McDonald's Corp.	3.800%	4/1/28	24,290	27,936
McDonald's Corp.	2.625%	9/1/29	25,491	26,698
McDonald's Corp.	2.125%	3/1/30	13,019	13,166
NIKE Inc.	2.375%	11/1/26	9,957	10,836
NIKE Inc.	2.750%	3/27/27	20,175	22,035
NIKE Inc.	2.850%	3/27/30	27,543	30,543
Nordstrom Inc.	4.000%	3/15/27	8,605	6,698
Nordstrom Inc.	6.950%	3/15/28	3,470	3,145
Nordstrom Inc.	4.375%	4/1/30	3,423	2,473
NVR Inc.	3.000%	5/15/30	5,000	5,027
O'Reilly Automotive Inc.	3.550%	3/15/26	9,523	10,451
O'Reilly Automotive Inc.	3.600%	9/1/27	9,531	10,421
O'Reilly Automotive Inc.	4.350%	6/1/28	14,777	16,439
O'Reilly Automotive Inc.	3.900%	6/1/29	7,941	8,784
O'Reilly Automotive Inc.	4.200%	4/1/30	3,495	3,922
Ralph Lauren Corp.	3.750%	9/15/25	7,075	7,497
Ross Stores Inc.	4.700%	4/15/27	6,475	7,314
Ross Stores Inc.	4.800%	4/15/30	6,700	7,754
Sands China Ltd.	5.125%	8/8/25	29,675	31,196
Sands China Ltd.	5.400%	8/8/28	31,440	33,405
Starbucks Corp.	3.800%	8/15/25	21,701	24,147
Starbucks Corp.	2.450%	6/15/26	8,744	9,160
Starbucks Corp.	2.000%	3/12/27	3,695	3,709
Starbucks Corp.	3.500%	3/1/28	11,450	12,489
Starbucks Corp.	4.000%	11/15/28	15,075	17,091
Starbucks Corp.	3.550%	8/15/29	21,199	23,448
Starbucks Corp.	2.250%	3/12/30	6,600	6,557
Tapestry Inc.	4.125%	7/15/27	10,000	8,289
Target Corp.	2.500%	4/15/26	17,799	19,526
Target Corp.	3.375%	4/15/29	18,597	21,216
Target Corp.	2.350%	2/15/30	9,450	10,064
TJX Cos. Inc.	2.250%	9/15/26	13,508	14,225
TJX Cos. Inc.	3.750%	4/15/27	16,715	18,968

TJX Cos. Inc.	3.875%	4/15/30	22,640	26,569
Toyota Motor Corp.	3.669%	7/20/28	10,055	11,408
Toyota Motor Corp.	2.760%	7/2/29	8,475	9,197
Toyota Motor Credit Corp.	3.200%	1/11/27	11,396	12,425
Toyota Motor Credit Corp.	3.050%	1/11/28	8,915	9,668
Toyota Motor Credit Corp.	3.650%	1/8/29	8,030	9,099
Toyota Motor Credit Corp.	2.150%	2/13/30	18,645	18,886
Toyota Motor Credit Corp.	3.375%	4/1/30	7,200	8,057
VF Corp.	2.800%	4/23/27	3,665	3,817
VF Corp.	2.950%	4/23/30	15,735	16,394
Visa Inc.	3.150%	12/14/25	67,739	76,101
Visa Inc.	1.900%	4/15/27	27,700	28,917
Visa Inc.	2.750%	9/15/27	13,385	14,798
Visa Inc.	2.050%	4/15/30	25,575	26,667
Walgreens Boots Alliance Inc.	3.450%	6/1/26	35,185	37,343
Walgreens Boots Alliance Inc.	3.200%	4/15/30	500	501
Walmart Inc.	3.550%	6/26/25	24,000	27,063
Walmart Inc.	3.050%	7/8/26	17,676	19,824
Walmart Inc.	5.875%	4/5/27	6,757	8,701
Walmart Inc.	3.700%	6/26/28	58,015	68,617
Walmart Inc.	3.250%	7/8/29	12,659	14,662
Walmart Inc.	2.375%	9/24/29	22,450	24,406
Walmart Inc.	7.550%	2/15/30	3,492	5,251

Consumer Noncyclical (15.2%)
Abbott Laboratories	3.875%	9/15/25	11,465	13,191
Abbott Laboratories	3.750%	11/30/26	30,348	35,335
AbbVie Inc.	3.200%	5/14/26	47,627	51,695
2 AbbVie Inc.	2.950%	11/21/26	68,727	73,457
AbbVie Inc.	4.250%	11/14/28	27,052	31,434
2 AbbVie Inc.	3.200%	11/21/29	90,914	97,384
Adventist Health System/West	2.952%	3/1/29	4,625	4,672
Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,125	4,600
Advocate Health & Hospitals Corp.	2.211%	6/15/30	3,100	3,134
Agilent Technologies Inc.	3.050%	9/22/26	7,573	7,954
Agilent Technologies Inc.	2.750%	9/15/29	6,440	6,807
Ahold Finance USA LLC	6.875%	5/1/29	8,601	11,873
Altria Group Inc.	4.400%	2/14/26	29,137	33,429
Altria Group Inc.	2.625%	9/16/26	16,017	16,739
Altria Group Inc.	4.800%	2/14/29	44,801	51,307
Altria Group Inc.	3.400%	5/6/30	3,500	3,685
AmerisourceBergen Corp.	3.450%	12/15/27	12,919	14,074
AmerisourceBergen Corp.	2.800%	5/15/30	5,525	5,636
Amgen Inc.	2.600%	8/19/26	34,452	36,668
Amgen Inc.	2.200%	2/21/27	23,050	23,929
Amgen Inc.	3.200%	11/2/27	11,808	13,143
Amgen Inc.	2.450%	2/21/30	19,884	20,810
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	60,948	67,354
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	15,309	16,889
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	47,405	53,600
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	68,734	81,202
Archer-Daniels-Midland Co.	2.500%	8/11/26	16,089	17,296
Archer-Daniels-Midland Co.	3.250%	3/27/30	17,014	19,168
Ascension Health	2.532%	11/15/29	7,686	8,058
AstraZeneca plc	3.375%	11/16/25	41,875	46,787
AstraZeneca plc	3.125%	6/12/27	9,523	10,482

AstraZeneca plc	4.000%	1/17/29	17,228	20,157
Banner Health	2.338%	1/1/30	4,825	4,921
BAT Capital Corp.	3.215%	9/6/26	29,222	30,414
BAT Capital Corp.	4.700%	4/2/27	9,489	10,576
BAT Capital Corp.	3.557%	8/15/27	48,035	50,452
BAT Capital Corp.	3.462%	9/6/29	13,324	13,853
BAT Capital Corp.	4.906%	4/2/30	16,871	19,217
Baxalta Inc.	4.000%	6/23/25	19,813	22,273
2 Baxter International Inc.	3.750%	10/1/25	15,895	17,905
Baxter International Inc.	2.600%	8/15/26	9,348	10,077
2 Baxter International Inc.	3.950%	4/1/30	6,500	7,639
Becton Dickinson & Co.	3.700%	6/6/27	30,435	33,861
Biogen Inc.	4.050%	9/15/25	28,357	32,569
Biogen Inc.	2.250%	5/1/30	22,080	22,339
1 Bon Secours Mercy Health Inc.	3.464%	6/1/30	6,400	6,906
Boston Scientific Corp.	1.900%	6/1/25	3,000	3,034
Boston Scientific Corp.	3.750%	3/1/26	25,037	28,326
Boston Scientific Corp.	4.000%	3/1/28	800	891
Boston Scientific Corp.	4.000%	3/1/29	16,187	18,366
Boston Scientific Corp.	2.650%	6/1/30	11,500	11,792
2 Bristol-Myers Squibb Co.	3.875%	8/15/25	38,548	43,274
2 Bristol-Myers Squibb Co.	3.200%	6/15/26	44,761	49,755
Bristol-Myers Squibb Co.	3.250%	2/27/27	5,425	6,199
2 Bristol-Myers Squibb Co.	3.450%	11/15/27	19,225	21,603
2 Bristol-Myers Squibb Co.	3.900%	2/20/28	30,151	34,931
2 Bristol-Myers Squibb Co.	3.400%	7/26/29	67,798	77,400
Bunge Ltd. Finance Corp.	3.250%	8/15/26	10,845	10,856
Bunge Ltd. Finance Corp.	3.750%	9/25/27	9,351	9,376
Campbell Soup Co.	4.150%	3/15/28	14,940	17,128
Campbell Soup Co.	2.375%	4/24/30	8,125	8,206
Cardinal Health Inc.	3.750%	9/15/25	7,120	7,765
Cardinal Health Inc.	3.410%	6/15/27	19,755	21,832
CHRISTUS Health	4.341%	7/1/28	5,616	6,261
Church & Dwight Co. Inc.	3.150%	8/1/27	7,060	7,610
Cigna Corp.	4.125%	11/15/25	40,518	46,007
2 Cigna Corp.	4.500%	2/25/26	18,476	21,264
2 Cigna Corp.	3.400%	3/1/27	24,112	26,352
2 Cigna Corp.	7.875%	5/15/27	836	1,057
2 Cigna Corp.	3.050%	10/15/27	6,762	7,266
Cigna Corp.	4.375%	10/15/28	67,627	79,199
Cigna Corp.	2.400%	3/15/30	24,902	25,581
Clorox Co.	3.100%	10/1/27	7,982	8,878
Clorox Co.	3.900%	5/15/28	6,005	6,810
Clorox Co.	1.800%	5/15/30	3,350	3,377
Coca-Cola Co.	2.875%	10/27/25	13,760	15,288
Coca-Cola Co.	2.550%	6/1/26	17,352	18,936
Coca-Cola Co.	2.250%	9/1/26	22,751	24,588
Coca-Cola Co.	3.375%	3/25/27	2,700	3,078
Coca-Cola Co.	2.900%	5/25/27	7,313	8,109
Coca-Cola Co.	1.450%	6/1/27	17,755	18,045
Coca-Cola Co.	2.125%	9/6/29	15,658	16,436
Coca-Cola Co.	3.450%	3/25/30	18,319	21,198
Coca-Cola Co.	1.650%	6/1/30	11,075	11,077
Coca-Cola Consolidated Inc.	3.800%	11/25/25	6,492	6,967
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	11,891	12,129
CommonSpirit Health	3.347%	10/1/29	15,233	15,251
Conagra Brands Inc.	4.600%	11/1/25	18,873	21,727

Conagra Brands Inc.	7.000%	10/1/28	3,808	4,975
Conagra Brands Inc.	4.850%	11/1/28	23,516	28,267
Constellation Brands Inc.	4.400%	11/15/25	11,471	12,990
Constellation Brands Inc.	4.750%	12/1/25	4,335	5,003
Constellation Brands Inc.	3.700%	12/6/26	15,913	17,547
Constellation Brands Inc.	3.500%	5/9/27	9,264	10,020
Constellation Brands Inc.	3.600%	2/15/28	6,084	6,574
Constellation Brands Inc.	4.650%	11/15/28	10,671	12,428
Constellation Brands Inc.	3.150%	8/1/29	21,693	22,787
Constellation Brands Inc.	2.875%	5/1/30	5,000	5,163
CVS Health Corp.	3.875%	7/20/25	45,735	50,698
CVS Health Corp.	2.875%	6/1/26	32,663	34,920
CVS Health Corp.	3.000%	8/15/26	13,488	14,573
CVS Health Corp.	3.625%	4/1/27	11,736	12,898
CVS Health Corp.	6.250%	6/1/27	2,610	3,210
CVS Health Corp.	4.300%	3/25/28	159,986	182,502
CVS Health Corp.	3.250%	8/15/29	37,004	40,006
CVS Health Corp.	3.750%	4/1/30	13,420	15,013
Danaher Corp.	3.350%	9/15/25	9,763	10,752
Delhaize America LLC	9.000%	4/15/31	350	543
DENTSPLY SIRONA Inc.	3.250%	6/1/30	4,000	4,071
DH Europe Finance II Sarl	2.600%	11/15/29	12,178	12,774
Diageo Capital plc	1.375%	9/29/25	12,475	12,594
Diageo Capital plc	3.875%	5/18/28	6,892	7,946
Diageo Capital plc	2.375%	10/24/29	13,175	13,894
Diageo Capital plc	2.000%	4/29/30	17,825	18,075
Edwards Lifesciences Corp.	4.300%	6/15/28	9,712	11,375
Eli Lilly & Co.	2.750%	6/1/25	5,053	5,531
Eli Lilly & Co.	3.375%	3/15/29	26,808	30,733
Estee Lauder Cos. Inc.	3.150%	3/15/27	3,372	3,636
Estee Lauder Cos. Inc.	2.375%	12/1/29	15,849	16,827
Estee Lauder Cos. Inc.	2.600%	4/15/30	6,800	7,351
Flowers Foods Inc.	3.500%	10/1/26	5,545	5,745
General Mills Inc.	3.200%	2/10/27	11,762	12,932
General Mills Inc.	4.200%	4/17/28	26,201	30,514
General Mills Inc.	2.875%	4/15/30	14,135	15,215
Gilead Sciences Inc.	3.650%	3/1/26	48,164	54,454
Gilead Sciences Inc.	2.950%	3/1/27	20,201	22,308
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	32,489	38,235
GlaxoSmithKline Capital plc	3.375%	6/1/29	6,913	7,930
Hasbro Inc.	3.550%	11/19/26	11,625	11,877
Hasbro Inc.	3.500%	9/15/27	4,523	4,543
Hasbro Inc.	3.900%	11/19/29	17,597	17,632
HCA Inc.	5.250%	6/15/26	25,236	28,738
HCA Inc.	4.500%	2/15/27	16,312	18,025
HCA Inc.	4.125%	6/15/29	37,818	41,080
Hershey Co.	0.900%	6/1/25	2,500	2,504
Hershey Co.	3.200%	8/21/25	6,045	6,593
Hershey Co.	2.300%	8/15/26	8,126	8,720
Hershey Co.	7.200%	8/15/27	146	203
Hershey Co.	2.450%	11/15/29	9,565	10,215
Hershey Co.	1.700%	6/1/30	2,850	2,858
Ingredion Inc.	3.200%	10/1/26	8,032	8,630
Ingredion Inc.	2.900%	6/1/30	8,450	8,830
JM Smucker Co.	3.375%	12/15/27	9,439	10,001
JM Smucker Co.	2.375%	3/15/30	7,152	7,153
Johnson & Johnson	2.450%	3/1/26	47,205	51,635

Johnson & Johnson	2.950%	3/3/27	21,862	24,298
Johnson & Johnson	2.900%	1/15/28	10,183	11,442
Johnson & Johnson	6.950%	9/1/29	4,250	6,253
Kaiser Foundation Hospitals	3.150%	5/1/27	9,201	10,092
Kellogg Co.	3.250%	4/1/26	11,577	12,660
Kellogg Co.	3.400%	11/15/27	12,662	13,630
Kellogg Co.	4.300%	5/15/28	7,751	8,890
Kellogg Co.	2.100%	6/1/30	4,000	3,999
Keurig Dr Pepper Inc.	4.417%	5/25/25	13,856	15,730
Keurig Dr Pepper Inc.	3.400%	11/15/25	9,682	10,602
Keurig Dr Pepper Inc.	2.550%	9/15/26	7,706	8,122
Keurig Dr Pepper Inc.	3.430%	6/15/27	8,181	8,730
Keurig Dr Pepper Inc.	4.597%	5/25/28	33,065	39,334
Keurig Dr Pepper Inc.	3.200%	5/1/30	10,100	10,977
Kimberly-Clark Corp.	3.050%	8/15/25	6,040	6,656
Kimberly-Clark Corp.	2.750%	2/15/26	5,782	6,284
Kimberly-Clark Corp.	3.950%	11/1/28	8,484	10,067
Kimberly-Clark Corp.	3.200%	4/25/29	14,513	16,407
Kimberly-Clark Corp.	3.100%	3/26/30	4,986	5,696
Kroger Co.	3.500%	2/1/26	9,024	10,030
Kroger Co.	2.650%	10/15/26	11,288	12,191
Kroger Co.	3.700%	8/1/27	8,527	9,632
Kroger Co.	4.500%	1/15/29	6,611	7,965
Kroger Co.	7.700%	6/1/29	3,705	5,022
Kroger Co.	2.200%	5/1/30	6,550	6,718
Laboratory Corp. of America Holdings	3.600%	9/1/27	8,058	8,791
Laboratory Corp. of America Holdings	2.950%	12/1/29	12,038	12,658
McCormick & Co. Inc.	3.400%	8/15/27	6,381	6,989
McCormick & Co. Inc.	2.500%	4/15/30	10,800	11,228
McKesson Corp.	3.950%	2/16/28	11,349	12,872
McKesson Corp.	4.750%	5/30/29	5,742	6,892
Mead Johnson Nutrition Co.	4.125%	11/15/25	18,755	21,571
Medtronic Global Holdings SCA	3.350%	4/1/27	2,461	2,745
Merck & Co. Inc.	3.400%	3/7/29	29,060	33,369
Mercy Health	4.302%	7/1/28	5,020	5,640
Molson Coors Beverage Co.	3.000%	7/15/26	26,719	26,826
Mondelez International Inc.	3.625%	2/13/26	19,737	21,942
Mondelez International Inc.	4.125%	5/7/28	2,001	2,309
Mondelez International Inc.	2.750%	4/13/30	16,725	17,622
Mylan Inc.	4.550%	4/15/28	11,877	13,282
Mylan NV	3.950%	6/15/26	32,114	34,970
Novartis Capital Corp.	3.000%	11/20/25	23,856	26,466
Novartis Capital Corp.	2.000%	2/14/27	23,575	24,831
Novartis Capital Corp.	3.100%	5/17/27	19,426	21,641
Novartis Capital Corp.	2.200%	8/14/30	250	264
PepsiCo Inc.	3.500%	7/17/25	4,325	4,847
PepsiCo Inc.	2.850%	2/24/26	23,610	25,994
PepsiCo Inc.	2.375%	10/6/26	28,132	30,512
PepsiCo Inc.	2.625%	3/19/27	300	327
PepsiCo Inc.	3.000%	10/15/27	21,473	24,049
PepsiCo Inc.	7.000%	3/1/29	250	353
PepsiCo Inc.	2.625%	7/29/29	25,887	28,331
PepsiCo Inc.	2.750%	3/19/30	33,870	37,314
PepsiCo Inc.	1.625%	5/1/30	5,000	5,047
PerkinElmer Inc.	3.300%	9/15/29	14,297	14,783
Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,810	12,725
Pfizer Inc.	2.750%	6/3/26	29,665	32,791

Pfizer Inc.	3.000%	12/15/26	16,304	18,347
Pfizer Inc.	3.600%	9/15/28	12,570	14,729
Pfizer Inc.	3.450%	3/15/29	39,400	45,690
Pfizer Inc.	2.625%	4/1/30	5,495	5,978
Pfizer Inc.	1.700%	5/28/30	16,500	16,535
Pharmacia LLC	6.600%	12/1/28	12,302	17,137
Philip Morris International Inc.	3.375%	8/11/25	12,498	13,802
Philip Morris International Inc.	2.750%	2/25/26	10,553	11,269
Philip Morris International Inc.	3.125%	8/17/27	4,070	4,424
Philip Morris International Inc.	3.125%	3/2/28	15,417	16,794
Philip Morris International Inc.	3.375%	8/15/29	12,822	14,375
Philip Morris International Inc.	2.100%	5/1/30	8,050	8,089
Procter & Gamble Co.	2.700%	2/2/26	10,091	11,245
Procter & Gamble Co.	2.450%	11/3/26	10,066	11,013
Procter & Gamble Co.	2.800%	3/25/27	8,355	9,259
Procter & Gamble Co.	2.850%	8/11/27	8,720	9,784
Procter & Gamble Co.	3.000%	3/25/30	36,692	41,989
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	8,498	8,996
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	6,290	6,464
Quest Diagnostics Inc.	3.450%	6/1/26	10,440	11,488
Quest Diagnostics Inc.	4.200%	6/30/29	7,984	9,144
Reynolds American Inc.	4.450%	6/12/25	41,364	45,727
RUSH Obligated Group	3.922%	11/15/29	5,000	5,505
Sanofi	3.625%	6/19/28	14,127	16,659
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	41,067	45,345
SSM Health Care Corp.	3.823%	6/1/27	6,659	7,230
Stryker Corp.	1.150%	6/15/25	6,000	5,993
Stryker Corp.	3.375%	11/1/25	15,879	17,656
Stryker Corp.	3.500%	3/15/26	11,981	13,411
Stryker Corp.	3.650%	3/7/28	8,361	9,406
Stryker Corp.	1.950%	6/15/30	8,400	8,367
Sutter Health	3.695%	8/15/28	5,575	6,178
Sysco Corp.	3.750%	10/1/25	20,065	21,017
Sysco Corp.	3.300%	7/15/26	12,345	12,720
Sysco Corp.	3.250%	7/15/27	12,289	12,469
Sysco Corp.	2.400%	2/15/30	9,295	8,661
Sysco Corp.	5.950%	4/1/30	11,276	13,572
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	29,810	36,329
Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,951	11,113
Thermo Fisher Scientific Inc.	2.950%	9/19/26	23,812	25,998
Thermo Fisher Scientific Inc.	3.200%	8/15/27	10,862	11,954
Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,909	7,326
Thermo Fisher Scientific Inc.	4.497%	3/25/30	14,098	17,220
Toledo Hospital	5.325%	11/15/28	5,377	5,584
Tyson Foods Inc.	4.000%	3/1/26	5,324	6,002
Tyson Foods Inc.	3.550%	6/2/27	27,116	29,812
Tyson Foods Inc.	4.350%	3/1/29	26,880	31,999
Unilever Capital Corp.	3.100%	7/30/25	8,099	9,015
Unilever Capital Corp.	2.000%	7/28/26	17,811	18,931
Unilever Capital Corp.	2.900%	5/5/27	21,920	23,882
Unilever Capital Corp.	3.500%	3/22/28	10,910	12,295
Unilever Capital Corp.	2.125%	9/6/29	23,290	24,098
Whirlpool Corp.	4.750%	2/26/29	11,995	13,642
Zimmer Biomet Holdings Inc.	3.050%	1/15/26	13,530	14,340
Zimmer Biomet Holdings Inc.	3.550%	3/20/30	8,250	8,730

Zoetis Inc.	4.500%	11/13/25	7,493	8,603
Zoetis Inc.	3.000%	9/12/27	12,267	13,447
Zoetis Inc.	3.900%	8/20/28	12,559	14,562
Zoetis Inc.	2.000%	5/15/30	8,000	8,064

Energy (7.2%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	17,501	18,042
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	13,399	13,433
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.486%	5/1/30	8,000	9,039
Boardwalk Pipelines LP	5.950%	6/1/26	8,857	9,008
Boardwalk Pipelines LP	4.450%	7/15/27	3,235	3,100
Boardwalk Pipelines LP	4.800%	5/3/29	8,300	8,080
BP Capital Markets America Inc.	3.796%	9/21/25	17,150	19,126
BP Capital Markets America Inc.	3.410%	2/11/26	12,270	13,425
BP Capital Markets America Inc.	3.119%	5/4/26	26,240	28,542
BP Capital Markets America Inc.	3.017%	1/16/27	21,219	22,758
BP Capital Markets America Inc.	3.543%	4/6/27	742	808
BP Capital Markets America Inc.	3.588%	4/14/27	13,726	15,162
BP Capital Markets America Inc.	3.937%	9/21/28	20,907	23,669
BP Capital Markets America Inc.	4.234%	11/6/28	32,695	37,669
BP Capital Markets America Inc.	3.633%	4/6/30	18,550	20,804
BP Capital Markets plc	3.279%	9/19/27	21,664	23,268
BP Capital Markets plc	3.723%	11/28/28	16,440	18,386
Canadian Natural Resources Ltd.	3.850%	6/1/27	20,795	21,367
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	24,786	26,862
2 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	29,859	29,710
Chevron Corp.	3.326%	11/17/25	12,365	13,857
Chevron Corp.	2.954%	5/16/26	30,500	33,610
Chevron Corp.	1.995%	5/11/27	15,000	15,669
Chevron Corp.	2.236%	5/11/30	23,800	24,975
Cimarex Energy Co.	3.900%	5/15/27	7,559	7,389
Cimarex Energy Co.	4.375%	3/15/29	10,858	10,709
Columbia Pipeline Group Inc.	4.500%	6/1/25	14,270	15,887
Concho Resources Inc.	3.750%	10/1/27	19,071	19,929
Concho Resources Inc.	4.300%	8/15/28	19,558	21,205
ConocoPhillips Co.	3.350%	5/15/25	1,388	1,481
ConocoPhillips Co.	4.950%	3/15/26	26,038	30,917
ConocoPhillips Holding Co.	6.950%	4/15/29	30,674	41,799
Devon Energy Corp.	5.850%	12/15/25	4,294	4,654
Diamondback Energy Inc.	5.375%	5/31/25	3,275	3,349
Diamondback Energy Inc.	3.250%	12/1/26	27,670	26,840
Diamondback Energy Inc.	3.500%	12/1/29	21,436	20,873
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	6,545	6,731
Enable Midstream Partners LP	4.400%	3/15/27	6,231	5,289
Enable Midstream Partners LP	4.950%	5/15/28	14,380	12,187
Enable Midstream Partners LP	4.150%	9/15/29	9,177	7,433
Enbridge Energy Partners LP	5.875%	10/15/25	12,481	14,600
Enbridge Inc.	4.250%	12/1/26	12,651	14,003
Enbridge Inc.	3.700%	7/15/27	5,554	5,910
Enbridge Inc.	3.125%	11/15/29	19,845	20,556
Energy Transfer Operating LP	4.750%	1/15/26	9,385	9,995
Energy Transfer Operating LP	4.200%	4/15/27	13,932	14,263
Energy Transfer Operating LP	5.500%	6/1/27	15,858	17,166
Energy Transfer Operating LP	5.250%	4/15/29	22,718	24,337

Energy Transfer Operating LP	3.750%	5/15/30	15,190	14,981
Energy Transfer Partners LP	4.950%	6/15/28	19,697	20,559
Eni USA Inc.	7.300%	11/15/27	1,000	1,181
Enterprise Products Operating LLC	3.700%	2/15/26	17,065	19,024
Enterprise Products Operating LLC	3.950%	2/15/27	8,528	9,408
Enterprise Products Operating LLC	4.150%	10/16/28	10,063	11,317
Enterprise Products Operating LLC	3.125%	7/31/29	34,352	36,305
Enterprise Products Operating LLC	2.800%	1/31/30	16,400	17,050
1 Enterprise Products Operating LLC	5.250%	8/16/77	13,556	12,302
1 Enterprise Products Operating LLC	5.375%	2/15/78	12,500	11,188
EOG Resources Inc.	4.150%	1/15/26	10,634	12,054
EOG Resources Inc.	4.375%	4/15/30	8,635	10,180
Exxon Mobil Corp.	3.043%	3/1/26	54,220	59,879
Exxon Mobil Corp.	2.275%	8/16/26	27,687	29,678
Exxon Mobil Corp.	3.294%	3/19/27	1,500	1,672
Exxon Mobil Corp.	2.440%	8/16/29	15,675	16,629
Exxon Mobil Corp.	3.482%	3/19/30	30,505	34,462
Exxon Mobil Corp.	2.610%	10/15/30	5,000	5,297
Halliburton Co.	3.800%	11/15/25	11,589	12,168
Halliburton Co.	2.920%	3/1/30	21,730	20,046
Hess Corp.	4.300%	4/1/27	17,831	17,920
Hess Corp.	7.875%	10/1/29	8,035	8,869
HollyFrontier Corp.	5.875%	4/1/26	17,543	18,749
Husky Energy Inc.	4.400%	4/15/29	12,461	11,776
Kinder Morgan Inc.	4.300%	6/1/25	23,596	26,223
Kinder Morgan Inc.	4.300%	3/1/28	22,878	25,556
Magellan Midstream Partners LP	5.000%	3/1/26	12,340	13,692
Magellan Midstream Partners LP	3.250%	6/1/30	4,000	4,151
Marathon Oil Corp.	3.850%	6/1/25	10,000	9,513
Marathon Oil Corp.	4.400%	7/15/27	24,220	22,494
Marathon Petroleum Corp.	5.125%	12/15/26	7,996	8,986
Marathon Petroleum Corp.	3.800%	4/1/28	13,675	13,692
MPLX LP	4.875%	6/1/25	13,901	14,787
MPLX LP	4.125%	3/1/27	20,555	21,146
MPLX LP	4.250%	12/1/27	16,154	16,881
MPLX LP	4.000%	3/15/28	24,579	25,286
MPLX LP	4.800%	2/15/29	15,034	16,143
National Fuel Gas Co.	5.200%	7/15/25	8,345	8,475
National Fuel Gas Co.	5.500%	1/15/26	500	510
National Fuel Gas Co.	3.950%	9/15/27	6,955	6,519
National Fuel Gas Co.	4.750%	9/1/28	3,560	3,473
National Oilwell Varco Inc.	3.600%	12/1/29	4,835	4,533
Newfield Exploration Co.	5.375%	1/1/26	9,682	8,544
Noble Energy Inc.	3.850%	1/15/28	11,972	10,730
Noble Energy Inc.	3.250%	10/15/29	3,220	2,749
ONEOK Inc.	2.200%	9/15/25	3,250	3,096
ONEOK Inc.	4.000%	7/13/27	15,660	15,293
ONEOK Inc.	4.550%	7/15/28	5,350	5,325
ONEOK Inc.	4.350%	3/15/29	22,626	22,848
ONEOK Inc.	3.400%	9/1/29	17,559	16,132
ONEOK Inc.	3.100%	3/15/30	3,698	3,356
Phillips 66	3.900%	3/15/28	9,806	10,866
Phillips 66 Partners LP	3.550%	10/1/26	8,390	8,731
Phillips 66 Partners LP	3.750%	3/1/28	9,599	9,748
Phillips 66 Partners LP	3.150%	12/15/29	10,254	10,069
Pioneer Natural Resources Co.	4.450%	1/15/26	10,485	11,520

Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	16,515	16,907
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	11,245	11,442
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	11,970	11,270
Sabine Pass Liquefaction LLC	5.875%	6/30/26	25,516	29,280
Sabine Pass Liquefaction LLC	5.000%	3/15/27	31,859	35,354
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,354	22,662
2 Sabine Pass Liquefaction LLC	4.500%	5/15/30	26,900	29,523
Shell International Finance BV	2.875%	5/10/26	36,503	39,747
Shell International Finance BV	2.500%	9/12/26	18,879	20,337
Shell International Finance BV	3.875%	11/13/28	18,458	21,405
Shell International Finance BV	2.375%	11/7/29	29,146	30,447
Shell International Finance BV	2.750%	4/6/30	14,250	15,380
Spectra Energy Partners LP	3.375%	10/15/26	12,955	13,677
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	9,827	10,896
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	12,745	12,729
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	15,490	15,529
TC PipeLines LP	3.900%	5/25/27	8,385	8,576
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,083	3,604
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	7,837	9,358
Total Capital International SA	3.455%	2/19/29	25,032	27,868
Total Capital International SA	2.829%	1/10/30	19,658	21,020
Total Capital SA	3.883%	10/11/28	20,096	22,884
TransCanada PipeLines Ltd.	4.875%	1/15/26	18,092	20,914
TransCanada PipeLines Ltd.	4.250%	5/15/28	21,292	24,043
TransCanada PipeLines Ltd.	4.100%	4/15/30	18,925	21,497
1 Transcanada Trust	5.500%	9/15/79	18,675	17,788
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,748	13,523
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	9,742	10,637
2 Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	11,000	11,749
Valero Energy Corp.	3.400%	9/15/26	21,222	22,480
Valero Energy Corp.	4.350%	6/1/28	12,000	13,214
Valero Energy Corp.	4.000%	4/1/29	20,472	22,557
Valero Energy Partners LP	4.375%	12/15/26	9,066	9,877
Valero Energy Partners LP	4.500%	3/15/28	10,165	11,097
Williams Cos. Inc.	4.000%	9/15/25	25,037	27,103
Williams Cos. Inc.	3.750%	6/15/27	18,516	19,627
Williams Cos. Inc.	3.500%	11/15/30	1,800	1,888

Other Industrial (0.1%)
CBRE Services Inc.	4.875%	3/1/26	10,421	11,476
Cintas Corp. No. 2	3.700%	4/1/27	13,025	14,450
Fluor Corp.	4.250%	9/15/28	10,390	8,858
Steelcase Inc.	5.125%	1/18/29	7,600	8,202

Technology (9.8%)
Adobe Inc.	2.150%	2/1/27	19,398	20,785
Adobe Inc.	2.300%	2/1/30	22,400	23,898
Alphabet Inc.	1.998%	8/15/26	33,928	36,807
Analog Devices Inc.	3.900%	12/15/25	17,500	19,496
Analog Devices Inc.	3.500%	12/5/26	11,125	12,305
Apple Inc.	3.250%	2/23/26	54,778	61,809
Apple Inc.	2.450%	8/4/26	37,700	41,110
Apple Inc.	2.050%	9/11/26	39,867	42,611
Apple Inc.	3.350%	2/9/27	37,508	42,566

3 Apple Inc.	3.200%	5/11/27	34,153	38,507
Apple Inc.	3.000%	6/20/27	10,507	11,752
Apple Inc.	2.900%	9/12/27	49,436	55,420
Apple Inc.	3.000%	11/13/27	8,670	9,728
Apple Inc.	2.200%	9/11/29	28,315	30,389
Apple Inc.	1.650%	5/11/30	29,900	30,316
Applied Materials Inc.	3.900%	10/1/25	22,401	25,533
Applied Materials Inc.	3.300%	4/1/27	13,811	15,588
Arrow Electronics Inc.	3.875%	1/12/28	8,927	9,066
Autodesk Inc.	4.375%	6/15/25	7,130	7,896
Autodesk Inc.	3.500%	6/15/27	13,259	14,863
Autodesk Inc.	2.850%	1/15/30	7,741	8,164
Avnet Inc.	4.625%	4/15/26	9,305	10,395
Baidu Inc.	4.125%	6/30/25	6,010	6,572
Baidu Inc.	3.625%	7/6/27	9,875	10,517
Baidu Inc.	4.375%	3/29/28	6,300	7,019
Baidu Inc.	4.875%	11/14/28	9,425	10,936
Baidu Inc.	3.425%	4/7/30	2,800	2,961
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	76,015	80,045
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	22,673	23,276
2 Broadcom Inc.	3.150%	11/15/25	37,750	39,161
2 Broadcom Inc.	4.250%	4/15/26	41,609	44,527
2 Broadcom Inc.	3.459%	9/15/26	16,000	16,444
2 Broadcom Inc.	4.110%	9/15/28	34,000	35,611
2 Broadcom Inc.	4.750%	4/15/29	50,731	55,607
2 Broadcom Inc.	5.000%	4/15/30	36,000	39,930
Broadridge Financial Solutions Inc.	3.400%	6/27/26	9,139	9,961
Broadridge Financial Solutions Inc.	2.900%	12/1/29	11,475	11,999
CA Inc.	4.700%	3/15/27	6,274	6,652
Cisco Systems Inc.	3.500%	6/15/25	8,279	9,421
Cisco Systems Inc.	2.950%	2/28/26	20,694	22,958
Cisco Systems Inc.	2.500%	9/20/26	15,695	17,393
Citrix Systems Inc.	4.500%	12/1/27	9,806	10,934
Citrix Systems Inc.	3.300%	3/1/30	4,662	4,782
2 Dell International LLC / EMC Corp.	5.850%	7/15/25	6,000	6,715
2 Dell International LLC / EMC Corp.	6.020%	6/15/26	77,543	87,329
2 Dell International LLC / EMC Corp.	4.900%	10/1/26	38,464	41,550
2 Dell International LLC / EMC Corp.	6.100%	7/15/27	3,400	3,827
2 Dell International LLC / EMC Corp.	5.300%	10/1/29	32,299	34,960
DXC Technology Co.	4.750%	4/15/27	11,094	11,566
Equifax Inc.	2.600%	12/15/25	5,338	5,524
Equifax Inc.	3.100%	5/15/30	2,000	2,084
Equinix Inc.	5.875%	1/15/26	15,065	15,818
Equinix Inc.	2.900%	11/18/26	13,718	14,472
Equinix Inc.	5.375%	5/15/27	17,636	19,003
Equinix Inc.	3.200%	11/18/29	22,993	24,625
Fidelity National Information Services Inc.	5.000%	10/15/25	1,300	1,545
Fidelity National Information Services Inc.	3.000%	8/15/26	30,625	33,566
Fidelity National Information Services Inc.	4.250%	5/15/28	5,840	6,646
Fidelity National Information Services Inc.	3.750%	5/21/29	24,790	28,305
Fiserv Inc.	3.850%	6/1/25	15,642	17,461
Fiserv Inc.	3.200%	7/1/26	24,992	27,226
Fiserv Inc.	2.250%	6/1/27	15,000	15,289
Fiserv Inc.	4.200%	10/1/28	21,425	24,572
Fiserv Inc.	3.500%	7/1/29	61,339	67,562

Flex Ltd.	4.750%	6/15/25	4,165	4,534
Flex Ltd.	4.875%	6/15/29	18,557	19,570
Global Payments Inc.	4.800%	4/1/26	7,585	8,725
Global Payments Inc.	4.450%	6/1/28	10,550	11,884
Global Payments Inc.	3.200%	8/15/29	23,658	24,991
Global Payments Inc.	2.900%	5/15/30	16,000	16,452
Hewlett Packard Enterprise Co.	4.900%	10/15/25	40,135	45,186
Intel Corp.	3.700%	7/29/25	35,101	39,964
Intel Corp.	2.600%	5/19/26	17,500	19,068
Intel Corp.	3.750%	3/25/27	19,047	22,091
Intel Corp.	3.150%	5/11/27	8,133	9,094
Intel Corp.	2.450%	11/15/29	34,623	37,034
Intel Corp.	3.900%	3/25/30	32,064	38,457
International Business Machines Corp.	7.000%	10/30/25	8,937	11,686
International Business Machines Corp.	3.450%	2/19/26	23,133	25,887
International Business Machines Corp.	3.300%	5/15/26	58,153	65,076
International Business Machines Corp.	3.300%	1/27/27	3,960	4,422
International Business Machines Corp.	1.700%	5/15/27	21,000	21,281
International Business Machines Corp.	6.220%	8/1/27	5,279	6,627
International Business Machines Corp.	6.500%	1/15/28	4,150	5,433
International Business Machines Corp.	3.500%	5/15/29	50,600	57,827
International Business Machines Corp.	1.950%	5/15/30	22,000	22,004
Jabil Inc.	3.950%	1/12/28	8,378	8,368
Jabil Inc.	3.600%	1/15/30	9,300	9,169
Juniper Networks Inc.	4.350%	6/15/25	5,350	5,732
Juniper Networks Inc.	3.750%	8/15/29	17,167	18,619
Keysight Technologies Inc.	4.600%	4/6/27	5,849	6,652
Keysight Technologies Inc.	3.000%	10/30/29	12,121	12,733
KLA Corp.	4.100%	3/15/29	7,269	8,401
Lam Research Corp.	3.750%	3/15/26	11,540	13,016
Lam Research Corp.	4.000%	3/15/29	17,658	20,553
2 Leidos Inc.	4.375%	5/15/30	10,770	11,928
Marvell Technology Group Ltd.	4.875%	6/22/28	9,706	10,822
Maxim Integrated Products Inc.	3.450%	6/15/27	6,215	6,511
Micron Technology Inc.	4.975%	2/6/26	9,000	10,046
Micron Technology Inc.	4.185%	2/15/27	10,422	11,516
Micron Technology Inc.	5.327%	2/6/29	13,857	15,953
Micron Technology Inc.	4.663%	2/15/30	9,800	11,086
Microsoft Corp.	3.125%	11/3/25	52,099	58,658
Microsoft Corp.	2.400%	8/8/26	68,283	74,960
Microsoft Corp.	3.300%	2/6/27	69,076	79,451
Motorola Solutions Inc.	4.600%	2/23/28	18,252	20,014
Motorola Solutions Inc.	4.600%	5/23/29	7,274	8,105
NVIDIA Corp.	3.200%	9/16/26	20,295	22,828
NVIDIA Corp.	2.850%	4/1/30	18,900	20,743
2 NXP BV / NXP Funding LLC	5.350%	3/1/26	8,236	9,418
2 NXP BV / NXP Funding LLC	5.550%	12/1/28	7,350	8,667
2 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	7,733	8,294
2 NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	4,560	4,668
2 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	15,430	16,829
2 NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	10,800	11,220
Oracle Corp.	2.650%	7/15/26	57,521	62,279
Oracle Corp.	2.800%	4/1/27	40,150	43,591
Oracle Corp.	3.250%	11/15/27	48,975	54,753
Oracle Corp.	2.950%	4/1/30	54,616	60,268
PayPal Holdings Inc.	1.650%	6/1/25	5,000	5,111
PayPal Holdings Inc.	2.650%	10/1/26	20,617	22,377

PayPal Holdings Inc.	2.850%	10/1/29	26,240	28,428
QUALCOMM Inc.	3.250%	5/20/27	32,778	36,429
QUALCOMM Inc.	2.150%	5/20/30	15,000	15,388
salesforce.com Inc.	3.700%	4/11/28	26,573	30,653
Seagate HDD Cayman	4.875%	6/1/27	9,202	9,754
Tech Data Corp.	4.950%	2/15/27	8,054	8,241
Texas Instruments Inc.	2.900%	11/3/27	10,467	11,828
Texas Instruments Inc.	2.250%	9/4/29	13,740	14,568
Texas Instruments Inc.	1.750%	5/4/30	2,700	2,767
Trimble Inc.	4.900%	6/15/28	8,924	9,651
Tyco Electronics Group SA	3.700%	2/15/26	5,153	5,610
Tyco Electronics Group SA	3.125%	8/15/27	9,884	10,410
Verisk Analytics Inc.	4.000%	6/15/25	15,019	16,511
Verisk Analytics Inc.	4.125%	3/15/29	10,091	11,558
VMware Inc.	4.650%	5/15/27	7,690	8,320
VMware Inc.	3.900%	8/21/27	24,877	26,243
VMware Inc.	4.700%	5/15/30	12,000	13,160

Transportation (2.1%)
1 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,451	1,893
1 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	4,718	3,762
1 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	10,326	8,055
1 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	2,776	2,564
1 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	9,727	8,971
1 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,397	2,480
1 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	6,430	5,682
1 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	233	166
1 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	4,975	4,348
1 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	7,289	6,747
1 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	10,980	9,599
1 BNSF Funding Trust I	6.613%	12/15/55	1,990	2,119
Burlington Northern Santa Fe LLC	3.650%	9/1/25	9,387	10,653
Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,246	4,074
Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,905	15,601
Canadian National Railway Co.	2.950%	11/21/24	4	4
Canadian National Railway Co.	2.750%	3/1/26	12,257	13,249
Canadian National Railway Co.	6.900%	7/15/28	5,641	7,722
Canadian Pacific Railway Co.	4.000%	6/1/28	6,670	7,523
Canadian Pacific Railway Co.	2.050%	3/5/30	11,065	11,080
CH Robinson Worldwide Inc.	4.200%	4/15/28	10,059	10,906
CSX Corp.	3.350%	11/1/25	12,126	13,400
CSX Corp.	2.600%	11/1/26	13,953	14,902
CSX Corp.	3.250%	6/1/27	13,504	14,860
CSX Corp.	3.800%	3/1/28	16,341	18,496
CSX Corp.	4.250%	3/15/29	24,591	29,117
CSX Corp.	2.400%	2/15/30	1,750	1,822

1 CSX Transportation Inc.	6.251%	1/15/23	23	26
1 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	302	289
1 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	6,000	5,400
FedEx Corp.	2.700%	4/15/23	1,500	1,562
FedEx Corp.	3.250%	4/1/26	8,859	9,457
FedEx Corp.	3.300%	3/15/27	7,827	8,125
FedEx Corp.	3.400%	2/15/28	8,340	8,759
FedEx Corp.	4.200%	10/17/28	7,058	7,728
FedEx Corp.	3.100%	8/5/29	17,183	17,516
FedEx Corp.	4.250%	5/15/30	12,100	13,350
JB Hunt Transport Services Inc.	3.875%	3/1/26	14,242	16,028
Kansas City Southern	2.875%	11/15/29	10,562	10,997
Kirby Corp.	4.200%	3/1/28	9,505	9,549
Norfolk Southern Corp.	5.590%	5/17/25	1,770	2,050
Norfolk Southern Corp.	3.650%	8/1/25	3,884	4,319
Norfolk Southern Corp.	2.900%	6/15/26	10,509	11,483
Norfolk Southern Corp.	7.800%	5/15/27	4,367	5,749
Norfolk Southern Corp.	3.150%	6/1/27	9,956	10,824
Norfolk Southern Corp.	3.800%	8/1/28	11,785	13,449
Norfolk Southern Corp.	2.550%	11/1/29	5,701	5,992
Ryder System Inc.	4.625%	6/1/25	4,000	4,345
Ryder System Inc.	2.900%	12/1/26	12,620	12,628
Southwest Airlines Co.	3.000%	11/15/26	11,702	10,780
Southwest Airlines Co.	3.450%	11/16/27	4,190	3,816
Southwest Airlines Co.	2.625%	2/10/30	11,000	9,017
1 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,296	1,856
Union Pacific Corp.	3.750%	7/15/25	9,026	10,176
Union Pacific Corp.	3.250%	8/15/25	10,811	11,882
Union Pacific Corp.	2.750%	3/1/26	11,756	12,680
Union Pacific Corp.	2.150%	2/5/27	6,900	7,239
Union Pacific Corp.	3.000%	4/15/27	6,622	7,230
Union Pacific Corp.	3.950%	9/10/28	27,924	32,436
Union Pacific Corp.	6.625%	2/1/29	420	555
Union Pacific Corp.	3.700%	3/1/29	11,860	13,574
Union Pacific Corp.	2.400%	2/5/30	17,720	18,612
1 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	6,459	5,742
1 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	6,757	5,890
1 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	9,707	8,271
1 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	6,999	6,390
1 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	3,767	2,808
1 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	10,764	9,731
1 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	2,886	2,541
1 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	3,872	3,495
United Parcel Service Inc.	2.800%	11/15/24	4	4
United Parcel Service Inc.	2.400%	11/15/26	12,827	13,839
United Parcel Service Inc.	3.050%	11/15/27	14,712	16,298

United Parcel Service Inc.	3.400%	3/15/29	11,179	12,667
United Parcel Service Inc.	2.500%	9/1/29	11,541	12,431
United Parcel Service Inc.	4.450%	4/1/30	6,825	8,429
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	648	538
1 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	1,638	1,327
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,190	1,763
				18,334,169
Utilities (5.8%)
Electric (5.1%)
AEP Texas Inc.	3.950%	6/1/28	13,700	15,468
AEP Transmission Co. LLC	3.100%	12/1/26	3,690	4,042
Ameren Corp.	3.650%	2/15/26	5,106	5,627
Ameren Corp.	3.500%	1/15/31	4,000	4,432
Ameren Illinois Co.	3.800%	5/15/28	7,589	8,694
American Electric Power Co. Inc.	3.200%	11/13/27	6,550	7,052
American Electric Power Co. Inc.	4.300%	12/1/28	9,330	10,780
American Electric Power Co. Inc.	2.300%	3/1/30	1,600	1,609
Appalachian Power Co.	3.400%	6/1/25	2,071	2,243
Appalachian Power Co.	3.300%	6/1/27	4,600	4,907
Arizona Public Service Co.	2.950%	9/15/27	3,836	4,073
Arizona Public Service Co.	2.600%	8/15/29	4,580	4,753
Atlantic City Electric Co.	4.000%	10/15/28	4,789	5,463
Avangrid Inc.	3.800%	6/1/29	12,512	14,155
Baltimore Gas & Electric Co.	2.400%	8/15/26	5,118	5,421
Berkshire Hathaway Energy Co.	3.250%	4/15/28	12,875	14,283
Black Hills Corp.	3.950%	1/15/26	5,845	6,242
Black Hills Corp.	3.150%	1/15/27	4,435	4,455
Black Hills Corp.	3.050%	10/15/29	9,291	9,493
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,395	2,480
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,621	3,894
CenterPoint Energy Inc.	4.250%	11/1/28	11,471	13,198
CenterPoint Energy Inc.	2.950%	3/1/30	2,119	2,226
Cleco Corporate Holdings LLC	3.743%	5/1/26	9,636	9,979
2 Cleco Corporate Holdings LLC	3.375%	9/15/29	3,510	3,595
CMS Energy Corp.	3.000%	5/15/26	5,706	6,072
CMS Energy Corp.	3.450%	8/15/27	7,012	7,533
1 CMS Energy Corp.	4.750%	6/1/50	3,000	3,065
Commonwealth Edison Co.	2.550%	6/15/26	6,057	6,494
Commonwealth Edison Co.	2.950%	8/15/27	6,292	6,790
Commonwealth Edison Co.	3.700%	8/15/28	9,135	10,443
Commonwealth Edison Co.	2.200%	3/1/30	3,250	3,385
Connecticut Light & Power Co.	3.200%	3/15/27	8,610	9,400
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	6,384	6,900
Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	5,609	6,315
Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	6,350	7,323
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,530	5,059
Consumers Energy Co.	3.800%	11/15/28	4,558	5,327
Dominion Energy Inc.	3.900%	10/1/25	9,390	10,452
Dominion Energy Inc.	2.850%	8/15/26	6,906	7,197
Dominion Energy Inc.	4.250%	6/1/28	6,665	7,505
Dominion Energy Inc.	3.375%	4/1/30	27,332	29,893
DTE Electric Co.	3.375%	3/1/25	3,061	3,366
DTE Electric Co.	2.250%	3/1/30	6,371	6,589
DTE Energy Co .	2.850%	10/1/26	10,107	10,419

DTE Energy Co.	3.800%	3/15/27	8,875	9,577
DTE Energy Co.	3.400%	6/15/29	10,368	10,764
DTE Energy Co.	2.950%	3/1/30	2,920	3,007
Duke Energy Carolinas LLC	2.950%	12/1/26	7,915	8,752
Duke Energy Carolinas LLC	3.950%	11/15/28	19,654	23,214
Duke Energy Carolinas LLC	6.000%	12/1/28	2,475	3,182
Duke Energy Carolinas LLC	2.450%	8/15/29	12,375	13,168
Duke Energy Carolinas LLC	2.450%	2/1/30	5,963	6,330
Duke Energy Corp.	2.650%	9/1/26	14,250	15,246
Duke Energy Corp.	3.150%	8/15/27	11,666	12,684
Duke Energy Corp.	3.400%	6/15/29	8,360	9,173
Duke Energy Corp.	2.450%	6/1/30	3,000	3,088
Duke Energy Florida LLC	3.200%	1/15/27	16,455	18,112
Duke Energy Florida LLC	3.800%	7/15/28	10,072	11,613
Duke Energy Florida LLC	2.500%	12/1/29	8,399	8,963
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,609
Duke Energy Ohio Inc.	3.650%	2/1/29	13,632	15,657
Duke Energy Ohio Inc.	2.125%	6/1/30	2,000	2,044
Duke Energy Progress LLC	3.250%	8/15/25	9,952	11,041
Duke Energy Progress LLC	3.700%	9/1/28	10,664	12,188
Duke Energy Progress LLC	3.450%	3/15/29	15,031	17,073
Edison International	5.750%	6/15/27	9,405	10,601
Edison International	4.125%	3/15/28	9,027	9,376
Emera US Finance LP	3.550%	6/15/26	10,100	10,924
Enel Americas SA	4.000%	10/25/26	9,089	9,566
Enel Chile SA	4.875%	6/12/28	14,950	16,561
Entergy Arkansas Inc.	3.500%	4/1/26	12,113	13,599
Entergy Corp.	2.950%	9/1/26	9,854	10,575
Entergy Corp.	2.800%	6/15/30	3,000	3,103
Entergy Louisiana LLC	2.400%	10/1/26	5,089	5,314
Entergy Louisiana LLC	3.120%	9/1/27	9,220	9,913
Entergy Louisiana LLC	3.250%	4/1/28	10,027	10,936
Entergy Mississippi LLC	2.850%	6/1/28	9,302	9,854
Entergy Texas Inc.	4.000%	3/30/29	5,168	5,908
Evergy Inc.	2.900%	9/15/29	11,080	11,595
Evergy Metro Inc.	2.250%	6/1/30	5,000	5,134
Eversource Energy	3.300%	1/15/28	13,473	14,495
Eversource Energy	4.250%	4/1/29	7,789	9,060
Exelon Corp.	3.950%	6/15/25	15,771	17,554
Exelon Corp.	3.400%	4/15/26	17,598	19,504
Exelon Corp.	4.050%	4/15/30	21,525	24,743
FirstEnergy Corp.	3.900%	7/15/27	23,857	26,689
FirstEnergy Corp.	2.650%	3/1/30	14,357	14,967
Florida Power & Light Co.	3.125%	12/1/25	15,181	16,817
Fortis Inc.	3.055%	10/4/26	16,144	16,884
Georgia Power Co.	3.250%	4/1/26	7,527	7,944
Georgia Power Co.	3.250%	3/30/27	8,088	8,709
Georgia Power Co.	2.650%	9/15/29	10,759	11,196
Gulf Power Co.	3.300%	5/30/27	6,385	6,907
Indiana Michigan Power Co.	3.850%	5/15/28	12,495	14,036
Interstate Power & Light Co.	4.100%	9/26/28	9,073	10,277
Interstate Power & Light Co.	3.600%	4/1/29	7,648	8,403
Interstate Power & Light Co.	2.300%	6/1/30	3,000	3,034
ITC Holdings Corp.	3.250%	6/30/26	4,218	4,526
ITC Holdings Corp.	3.350%	11/15/27	10,630	11,395
Kansas City Power & Light Co.	3.650%	8/15/25	705	789
Louisville Gas & Electric Co.	3.300%	10/1/25	4,607	4,978

MidAmerican Energy Co.	3.100%	5/1/27	6,500	7,129
MidAmerican Energy Co.	3.650%	4/15/29	8,400	9,952
Mississippi Power Co.	3.950%	3/30/28	2,562	2,816
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	9,911	10,906
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	6,389	6,815
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	13,894	15,339
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	6,340	7,266
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	14,569	16,526
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	5,211	5,470
1 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	5,275	5,442
Nevada Power Co.	3.700%	5/1/29	10,125	11,562
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	4,949	5,433
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	9,216	10,259
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	10,664	11,865
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	9,922	10,561
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,000	15,278
1 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	16,150	16,433
1 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	5,275	5,644
NSTAR Electric Co.	3.200%	5/15/27	10,950	12,133
NSTAR Electric Co.	3.250%	5/15/29	3,533	3,995
NSTAR Electric Co.	3.950%	4/1/30	2,673	3,187
Oklahoma Gas & Electric Co.	3.800%	8/15/28	7,070	7,835
Oklahoma Gas & Electric Co.	3.300%	3/15/30	890	955
Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,936	8,571
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	11,464	13,238
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,753	3,572
2 Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,927	4,286
PacifiCorp	3.500%	6/15/29	11,250	12,903
PacifiCorp	2.700%	9/15/30	4,000	4,308
PECO Energy Co.	3.150%	10/15/25	6,194	6,754
PPL Capital Funding Inc.	3.100%	5/15/26	22,803	24,236
PPL Capital Funding Inc.	4.125%	4/15/30	3,000	3,386
Public Service Co. of Colorado	3.700%	6/15/28	6,800	7,823
Public Service Electric & Gas Co.	2.250%	9/15/26	7,839	8,336
Public Service Electric & Gas Co.	3.000%	5/15/27	3,162	3,433
Public Service Electric & Gas Co.	3.700%	5/1/28	7,210	8,252
Public Service Electric & Gas Co.	3.650%	9/1/28	7,522	8,550
Public Service Electric & Gas Co.	3.200%	5/15/29	8,438	9,417
Public Service Electric & Gas Co.	2.450%	1/15/30	3,900	4,151
Puget Energy Inc.	3.650%	5/15/25	4,000	4,033
2 Puget Energy Inc.	4.100%	6/15/30	2,000	2,119
San Diego Gas & Electric Co.	2.500%	5/15/26	3,868	4,101
Sierra Pacific Power Co.	2.600%	5/1/26	11,963	12,824
Southern California Edison Co.	3.700%	8/1/25	12,425	13,603
Southern California Edison Co.	3.650%	3/1/28	7,095	7,854
Southern California Edison Co.	4.200%	3/1/29	6,812	7,772
Southern California Edison Co.	6.650%	4/1/29	5,878	7,177
Southern California Edison Co.	2.850%	8/1/29	7,950	8,241
Southern California Edison Co.	2.250%	6/1/30	2,500	2,490
Southern Co.	3.250%	7/1/26	25,418	27,919

Southern Co.	3.700%	4/30/30	15,582	17,765
Southern Power Co.	4.150%	12/1/25	4,434	4,999
Southwestern Electric Power Co.	2.750%	10/1/26	7,487	7,795
Southwestern Electric Power Co.	4.100%	9/15/28	19,994	22,458
Union Electric Co.	2.950%	6/15/27	6,275	6,783
Union Electric Co.	3.500%	3/15/29	7,230	8,177
Union Electric Co.	2.950%	3/15/30	4,250	4,673
Virginia Electric & Power Co.	3.150%	1/15/26	23,354	25,834
Virginia Electric & Power Co.	2.950%	11/15/26	4,087	4,495
Virginia Electric & Power Co.	3.500%	3/15/27	14,149	15,814
Virginia Electric & Power Co.	3.800%	4/1/28	22,138	25,421
Virginia Electric & Power Co.	2.875%	7/15/29	9,520	10,469
WEC Energy Group Inc.	3.550%	6/15/25	8,592	9,477
Westar Energy Inc.	2.550%	7/1/26	9,249	9,911
Westar Energy Inc.	3.100%	4/1/27	6,247	6,609
Wisconsin Power & Light Co.	3.050%	10/15/27	4,620	4,969
Wisconsin Power & Light Co.	3.000%	7/1/29	1,575	1,705
Xcel Energy Inc.	3.300%	6/1/25	6,106	6,676
Xcel Energy Inc.	3.350%	12/1/26	8,364	9,183
Xcel Energy Inc.	4.000%	6/15/28	8,157	9,379
Xcel Energy Inc.	2.600%	12/1/29	10,284	10,802
Xcel Energy Inc.	3.400%	6/1/30	1,000	1,120

Natural Gas (0.5%)
Atmos Energy Corp.	3.000%	6/15/27	8,448	9,141
Atmos Energy Corp.	2.625%	9/15/29	5,327	5,699
CenterPoint Energy Resources Corp.	4.000%	4/1/28	5,796	6,409
NiSource Finance Corp.	3.490%	5/15/27	13,029	14,502
NiSource Inc.	2.950%	9/1/29	12,606	13,472
NiSource Inc.	3.600%	5/1/30	12,000	13,564
ONE Gas Inc.	2.000%	5/15/30	3,500	3,549
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	7,470	8,353
Sempra Energy	3.750%	11/15/25	6,696	7,351
Sempra Energy	3.250%	6/15/27	12,699	13,400
Sempra Energy	3.400%	2/1/28	20,717	22,189
Southern California Gas Co.	3.200%	6/15/25	2,300	2,502
Southern California Gas Co.	2.600%	6/15/26	9,600	10,171
Southern California Gas Co.	2.550%	2/1/30	13,230	13,743
Southern Co. Gas Capital Corp.	3.250%	6/15/26	6,917	7,127
Southwest Gas Corp.	3.700%	4/1/28	4,270	4,679

Other Utility (0.2%)
American Water Capital Corp.	3.400%	3/1/25	4,948	5,454
American Water Capital Corp.	2.950%	9/1/27	3,940	4,232
American Water Capital Corp.	3.750%	9/1/28	9,000	10,195
American Water Capital Corp.	3.450%	6/1/29	14,225	15,885
American Water Capital Corp.	2.800%	5/1/30	7,000	7,498
Essential Utilities Inc.	3.566%	5/1/29	6,455	6,959
Essential Utilities Inc.	2.704%	4/15/30	7,400	7,594
United Utilities plc	6.875%	8/15/28	2,312	2,856
				1,814,630
Total Corporate Bonds (Cost $29,727,116)				31,191,597

		Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund (Cost
$120,860)	0.307%	1,208,725	120,873
Total Investments (99.5%) (Cost $29,849,723)			31,314,218
Other Assets and Liabilities -Net (0.5%)			159,806
Net Assets (100%)			31,474,024
Cost is in $000.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $1,404,254,000, representing 4.5% of net assets.
3 Securities with a value of $5,998,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	1,447	227,654	56
Short Futures Contracts
10-Year U.S. Treasury Note	September 2020	(1,298)	(180,503)	(481)
				(425)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of

Intermediate -Term Corporate Bond Index Fund

variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,748	—	1,748
Corporate Bonds	—	31,191,597	—	31,191,597
Temporary Cash Investments	120,873	—	—	120,873
Total	120,873	31,193,345	—	31,314,218
Derivative Financial Instruments
Assets
Futures Contracts[1]	87	—	—	87
Liabilities
Futures Contracts[1]	940	—	—	940
1 Represents variation margin on the last day of the reporting period.